UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 94.73%
Basic Industry/Capital Goods – 7.67%
Air Products & Chemicals	26,362	$2,118,714
BHP Billiton (Australia)	137,600	4,086,746
Danaher	104,500	7,889,750
Deere	12,900	1,557,546
†Foster Wheeler	12,900	1,380,171
Freeport-McMoRan Copper & Gold	86,150	7,134,943
General Electric	492,150	18,839,502
Joy Global	25,000	1,458,250
Monsanto	184,362	12,451,809
Praxair	121,953	8,779,396
Tyco International	94,700	3,199,913
		68,896,740
Business Services – 4.55%
Accenture Class A	171,200	7,342,768
Automatic Data Processing	113,800	5,515,886
Clear Channel Communications	59,600	2,254,072
Expeditors International Washington	61,600	2,544,080
Grupo Televisa ADR	65,400	1,805,694
MasterCard Class A	67,027	11,117,768
Moody's	57,020	3,546,644
Rogers Communications Class B	126,500	5,374,985
Sysco	40,300	1,329,497
		40,831,394
Consumer Durables – 2.03%
†Electronic Arts	42,900	2,030,028
Harman International Industries	27,600	3,223,680
Lennar Class A	67,000	2,449,520
Toyota Motor ADR	83,759	10,543,583
		18,246,811
Consumer Non-Durables – 9.69%
†Amazon.com	63,000	4,309,830
†Bed Bath & Beyond	54,700	1,968,653
†Coach	75,000	3,554,250
CVS Caremark	401,367	14,629,827
Fastenal	34,000	1,423,240
Heineken ADR	205,253	6,027,809
InBev (Belgium)	27,922	2,223,328
†Kohl's	78,700	5,590,061
Kraft Foods Class A	147,023	5,182,561
Lowe's	389,589	11,956,486
Macy’s	64,142	2,551,569
PepsiCo	53,950	3,498,658
PETsMART	86,500	2,806,925
Procter & Gamble	80,952	4,953,453
Reckitt Benckiser (United Kingdom)	31,100	1,707,435
Target	95,400	6,067,440
Walgreen	43,000	1,872,220
Wal-Mart de Mexico ADR	35,800	1,353,240

Wal-Mart Stores	64,100	3,083,851
Whole Foods Market	58,000	2,221,400
		86,982,236
Consumer Services – 9.26%
†Comcast Class A	517,912	14,563,686

†eBay	127,900	4,115,822
International Game Technology	62,250	2,471,325
†Las Vegas Sands	159,378	12,174,885
†Liberty Media - Capital Class A	18,183	2,139,775
†Liberty Media - Interactive Class A	76,500	1,708,245
Marriott International Class A	72,400	3,130,576
McDonald's	278,468	14,135,036
†MGM MIRAGE	141,489	11,670,013
Station Casinos	22,495	1,952,566
†Viacom Class B	51,500	2,143,945
†Wynn Resorts	57,262	5,135,829
Yum Brands	239,192	7,826,362
		83,168,065
Energy – 6.43%
Anadarko Petroleum	40,649	2,113,342
Apache	14,115	1,151,643
Baker Hughes	88,571	7,451,478
†Cameron International	31,016	2,216,714
Devon Energy	26,393	2,066,308
EOG Resources	36,600	2,673,996
Exxon Mobil	48,700	4,084,956
Marathon Oil	33,120	1,985,875
Murphy Oil	31,000	1,842,640
Schlumberger	302,845	25,723,653
Total (France)	79,000	6,443,391
		57,753,996
Financials – 15.41%
American Express	97,100	5,940,578
American International Group	107,300	7,514,219
Anglo Irish Bank (Ireland) (London Exchange)	170,534	3,508,430
†CB Richard Ellis Group Class A	168,943	6,166,420
Chicago Mercantile Exchange Holdings Class A	2,200	1,175,592
†China Merchants Bank (China) (Hong Kong Exchange)	341,500	1,039,454
Citigroup	93,400	4,790,486
Countrywide Financial	99,800	3,627,730
†E Trade Financial	165,600	3,658,104
Erste Bank der Oesterreichischen Sparkassen (Austria)	62,600	4,897,342
Franklin Resources	37,000	4,901,390
Goldman Sachs Group	85,362	18,502,214
ICICI Bank ADR	19,300	948,595
†Industrial & Commercial Bank of China (China) (Hong Kong Exchange)	14,553,000	8,077,555
Legg Mason	29,400	2,892,372
Lehman Brothers Holdings	117,150	8,730,018
Morgan Stanley	45,100	3,782,988
Northern Trust	42,900	2,755,896
Prudential Financial	46,100	4,482,303
Schwab (Charles)	157,400	3,229,848
St. Joe	38,869	1,801,189
State Street	98,460	6,734,664
UBS	198,292	11,899,503
UBS (Switzerland)	153,000	9,219,207
Wells Fargo	231,231	8,132,394
		138,408,491
Health Care – 12.75%
Aetna	89,000	4,396,600
Alcon (Switzerland)	7,400	998,334
Allergan	23,900	1,377,596
†Amgen	38,980	2,155,204
†Amylin Pharmaceuticals	105,689	4,350,159
†Celgene	35,500	2,035,215
†Genentech	237,421	17,963,273
†Genzyme	74,873	4,821,821
†Gilead Sciences	119,720	4,641,544
†Humana	25,600	1,559,296
Lilly (Eli)	33,000	1,844,040
†Medco Health Solutions	37,500	2,924,625
Medtronic	110,950	5,753,867
Nobel Biocare Holding (Switzerland)	2,210	724,635
Novartis (Switzerland)	45,100	2,547,710
Roche Holding (Switzerland)	23,793	4,234,801

Schering-Plough	252,980	7,700,711
†Sepracor	200	8,204
†St. Jude Medical	19,100	792,459
Stryker	39,800	2,510,982
UnitedHealth Group	534,011	27,309,323
†WellPoint	103,100	8,230,473
Wyeth	70,300	4,031,002
†Zimmer Holdings	18,600	1,578,954
		114,490,828
Technology – 22.47%
†Adobe Systems	68,400	2,746,260
†Amdocs	106,900	4,256,758
America Movil ADR	231,531	14,338,715
†American Tower Class A	101,300	4,254,600
Analog Devices	83,100	3,127,884
†Apple	91,873	11,212,181
Applied Materials	72,800	1,446,536
ASML Holding	104,000	2,854,800
AT&T	214,322	8,894,363
†Autodesk	71,100	3,347,388
Boeing	88,262	8,487,274
China Mobil (Hong Kong)	908,500	9,754,012
†Cisco Systems	547,462	15,246,816
†Corning	158,400	4,047,120
†Crown Castle International	134,300	4,871,061
†Dell	71,700	2,047,035
†EMC	151,900	2,749,390
Ericsson (LM) Class B (Sweden)	947,200	3,803,093
General Dynamics	181,074	14,163,608
†Google Class A	29,604	15,494,141
HON HAI Precision Industry GDR	153,200	2,742,280
Infosys Technologies	67,000	3,375,460
Intel	481,557	11,441,794
†Intuit	56,200	1,690,496
†Juniper Networks	125,700	3,163,869
†Leap Wireless International	14,200	1,199,900
Lockheed Martin	117,550	11,064,982
†Marvell Technology Group	232,300	4,230,183
Maxim Integrated Products	99,950	3,339,330
†MetroPCS Communications	42,200	1,394,288
Microsoft	278,350	8,202,975
QUALCOMM	87,800	3,809,642
Schneider Electric (France)	21,168	2,983,417
Xilinx	109,500	2,931,315
†Yahoo	112,800	3,060,264
		201,773,230
Transportation – 4.18%
Burlington Northern Santa Fe	133,743	11,386,879
FedEx	106,296	11,795,668
Southwest Airlines	312,500	4,659,375
Union Pacific	84,236	9,699,775
		37,541,697
Utilities – 0.29%
†AES	117,200	2,564,336
		2,564,336
Total Common Stock (cost $712,220,467)		850,657,824

	Principal
	Amount
^Discount Note – 4.73%
Federal Home Loan Bank 4.802% 7/2/07	$42,453,000	42,447,340
Total Discount Note (cost $42,447,340)		42,447,340

Total Market Value of Securities – 99.46%
(cost $754,667,807)		893,105,164
Receivables and Other Assets Net of Liabilities (See Notes) – 0.54%		4,822,932
Net Assets Applicable to 70,593,416 Shares Outstanding – 100.00%		$897,928,096

†Non-income producing security for the period ended June 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
CHF – Swiss Francs
EUR – European Monetary Unit
GDR – Global Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2007:

Foreign Currency Exchange Contracts[1]

			Unrealized
Contract to Receive	In Exchange For	Settlement Date	Appreciation
CHF 130,143	USD (105,945)	7/2/07	$612
EUR 94,376	USD (127,058)	7/2/07	684
			$1,296

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Large Cap Growth Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund declares and pays distributions from net realized gain on investments, if any, annually and from net investment income, if any annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$755,597,556
Aggregate unrealized appreciation	$144,491,029
Aggregate unrealized depreciation	(6,983,421)
Net unrealized appreciation	$137,507,608

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 95.77% ²
Consumer Discretionary – 9.37%
Circuit City Stores	280,800	$ 4,234,464
Citadel Broadcasting	4,415	28,477
Clear Channel Communications	183,690	6,947,156
†Comcast Class A	210,200	5,910,824
Disney (Walt)	57,960	1,978,754
Gap	137,100	2,618,610
General Motors	188,100	7,110,180
†Hanesbrands	76,878	2,078,012
Johnson Controls	23,960	2,773,849
Lowe's Companies	27,930	857,172
Macy’s	246,850	9,819,693
Mattel	205,200	5,189,508
New York Times Class A	26,600	675,640
NIKE Class B	107,450	6,263,261
Regal Entertainment Group Class A	354,900	7,782,957
Royal Caribbean Cruises	86,680	3,725,506
Scripps (E.W.) Class A	19,740	901,921
Sherwin-Williams	29,160	1,938,265
Sony ADR	96,800	4,972,616
Staples	75,410	1,789,479
†Toll Brothers	52,890	1,321,192
†Viacom Class B	80,070	3,333,314
WPP Group (United Kingdom)	135,170	2,030,333
		84,281,183
Consumer Staples – 9.34%
Altria Group	224,280	15,730,999
Avon Products	237,300	8,720,775
CVS Caremark	97,531	3,555,005
Diageo (United Kingdom)	233,056	4,857,837
Kellogg	85,930	4,450,315
Kimberly-Clark	125,450	8,391,351
Kraft Foods Class A	397,450	14,010,113
Nestle (Switzerland)	10,842	4,136,372
PepsiCo	57,720	3,743,142
Procter & Gamble	124,700	7,630,393
Sara Lee	500,900	8,715,660
		83,941,962
Energy – 8.66%
Apache	49,030	4,000,358
Chevron	178,252	15,015,948
ConocoPhillips	225,570	17,707,245
Devon Energy	66,250	5,186,713
EOG Resources	39,380	2,877,103
Exxon Mobil	140,880	11,817,014
Hess	87,360	5,150,746
Noble	20,460	1,995,259
Royal Dutch Shell ADR	29,960	2,432,752
Total ADR	144,150	11,673,267
		77,856,405
Financials – 25.57%
AFLAC	37,610	1,933,154
Allstate	230,900	14,202,659
American Express	76,110	4,656,410
American International Group	86,600	6,064,598
Bank of America	303,793	14,852,440
Bank of New York	97,960	4,059,462
†Blackstone Group	76,440	2,237,399
Capital One Financial	65,700	5,153,508

CapitalSource	286,600	7,047,494
Chubb	159,690	8,645,617
Citigroup	516,080	26,469,742
Crescent Real Estate	192,400	4,317,456
Fannie Mae	348,720	22,781,878
Franklin Resources	23,700	3,139,539
Freddie Mac	36,300	2,203,410
Genworth Financial	128,940	4,435,536
Goldman Sachs Group	47,120	10,213,260
Hartford Financial Services Group	49,130	4,839,796
JPMorgan Chase	258,407	12,519,819
Lehman Brothers Holdings	43,210	3,220,009
Mellon Financial	90,320	3,974,080
Merrill Lynch	145,430	12,155,039
MetLife	185,920	11,988,122
New York Community Bancorp	326,800	5,562,136
PNC Financial Services Group	70,180	5,023,484
Prudential Financial	4,710	457,953
State Street	32,620	2,231,208
SunTrust Banks	82,040	7,034,110
Travelers	189,213	10,122,896
UBS (Switzerland)	138,051	8,318,436
		229,860,650
Health Care – 7.58%
Abbott Laboratories	28,970	1,551,344
Aetna	152,500	7,533,500
GlaxoSmithKline (United Kingdom)	90,280	2,365,851
Johnson & Johnson	172,560	10,633,147
Lilly (Eli)	64,080	3,580,790
Merck	92,830	4,622,934
Pfizer	421,900	10,787,984
†Tenet Healthcare	790,230	5,144,397
UnitedHealth Group	40,380	2,065,033
†Watson Pharmaceuticals	177,700	5,780,581
†WellPoint	73,770	5,889,059
Wyeth	143,650	8,236,891
		68,191,511
Industrials – 10.91%
Burlington Northern Santa Fe	46,390	3,949,645
Cooper Industries Class A	11,560	659,960
CSX	197,600	8,907,808
Deere	41,235	4,978,714
Eaton	10,890	1,012,770
General Electric	295,650	11,317,482
Grainger (W.W.)	42,430	3,948,112
Honeywell International	109,200	6,145,776
Lockheed Martin	175,460	16,516,049
Masco	252,330	7,183,835
Norfolk Southern	19,000	998,830
Northrop Grumman	125,580	9,778,915
Rockwell Automation	42,530	2,953,283
Timken	19,820	715,700
Union Pacific	49,400	5,688,410
United Technologies	104,380	7,403,673
Waste Management	152,900	5,970,745
		98,129,707
Information Technology – 6.05%
Accenture Class A	112,120	4,808,827
†Cisco Systems	48,990	1,364,372
Hewlett-Packard	260,380	11,618,156
Intel	761,830	18,101,080
International Business Machines	108,500	11,419,625
†Oracle	357,620	7,048,690
		54,360,750
Materials – 6.80%
Air Products & Chemicals	41,600	3,343,392
Bowater	8,530	212,824
Dow Chemical	36,530	1,615,357
duPont (E.I.) deNemours	248,100	12,613,403
Louisiana-Pacific	266,200	5,036,504

Lyondell Chemical	127,400	4,729,088
MeadWestvaco	232,800	8,222,496
Packaging Corp. of America	415,800	10,523,898
PPG Industries	83,950	6,389,435
Praxair	50,090	3,605,979
†Smurfit-Stone Container	60,140	800,463
Syngenta (Switzerland)	20,520	4,018,490
		61,111,329
Telecommunications – 8.53%
Alcatel-Lucent ADR	705,332	9,874,648
ALLTEL	104,100	7,031,955
AT&T	378,430	15,704,845
BCE	332,585	12,568,387
Embarq	40,576	2,571,301
Nokia ADR	194,400	5,464,584
†Qwest Communications International	517,000	5,014,900
Sprint Nextel	220,160	4,559,514
TELUS (Canada)	10,320	607,771
Verizon Communications	49,310	2,030,093
Vodafone Group (United Kingdom)	1,381,517	4,652,374
Windstream	448,000	6,612,480
		76,692,852
Utilities – 2.96%
American Electric Power	215,930	9,725,487
Dominion Resources	77,060	6,651,049
Entergy	30,460	3,269,881
FPL Group	74,600	4,232,804
PPL	25,990	1,216,072
Public Service Enterprise Group	17,580	1,543,172
		26,638,465
Total Common Stock (cost $720,678,080)		861,064,814

	Principal
	Amount
^Discount Note – 4.00%
Federal Home Loan Bank 4.802% 7/2/07	$35,981,000	35,976,203
Total Discount Note (cost $35,976,203)		35,976,203

Total Value of Securities – 99.77%
(cost $756,654,283)		897,041,017
Receivables and Other Assets Net of Liabilities (See Notes) – 0.23%		2,046,964
Net Assets Applicable to 67,497,326 Shares Outstanding – 100.00%		$899,087,981

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended June 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Large Cap Value Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Security and Exchange Commission guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$757,947,025
Aggregate unrealized appreciation	143,735,293
Aggregate unrealized depreciation	(4,641,301)
Net unrealized appreciation	$139,093,992

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at June 30, 2007.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Optimum Small Cap Growth Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 96.56%²
Basic Industry/Capital Goods – 14.60%
†Allis-Chalmers Energy	18,900	$434,511
AMETEK	37,500	1,488,000
†Atwood Oceanics	29,500	2,024,290
Belden	8,000	442,800
†Brush Engineered Materials	8,800	369,512
†Ceradyne	10,091	746,330
Donaldson	29,000	1,030,950
†Drew Industries	15,000	497,100
Dynamic Materials	14,600	547,500
Florida Rock Industries	7,500	506,250
†Genlyte Group	32,000	2,513,280
†Kadant	5,800	180,960
Kaydon	10,000	521,200
†Littelfuse	10,000	337,700
†Mettler-Toledo International	20,000	1,910,200
Mine Safety Appliances	8,000	350,080
Nordson	31,000	1,554,960
Pentair	33,400	1,288,238
†Quanta Services	44,000	1,349,480
†Rogers	4,700	173,900
Scotts Miracle-Gro	35,800	1,537,252
Toro	16,200	954,018
†Waste Connections	40,950	1,238,328
†Zoltek	24,200	1,005,026
		23,001,865
Business Services – 9.68%
Administaff	20,000	669,800
†Answerthink	42,800	154,936
†aQuantive	16,300	1,039,940
†Ceridian	50,000	1,750,000
†comScore	2,900	67,135
†Concur Technologies	87,800	2,006,230
†Discovery Holding	90,000	2,069,100
†ExlService Holdings	37,500	702,750
†Kenexa	26,000	980,460
†Labor Ready	20,000	462,200
†Navigant Consulting	29,500	547,520
†Perficient	31,200	645,840
†SkillSoft ADR	75,000	696,750
TheStreet.com	27,100	294,848
†Universal Technical Institute	30,000	761,700
†ValueClick	81,515	2,401,432
		15,250,641
Consumer Durables – 3.74%
†Cavco Industries	40,300	1,512,056
†Champion Enterprises	168,400	1,655,372
†Desarrolladora Homex ADR	12,358	748,771
†Jarden	13,000	559,130
Spartan Motors	30,300	515,706
Thor Industries	20,000	902,800
		5,893,835
Consumer Non-Durables – 9.52%
Abercrombie & Fitch Class A	22,200	1,620,156
†Carter's	24,000	622,560
†Central European Districtribution	32,550	1,126,881
†Chico's FAS	40,000	973,600
Christopher & Banks	16,000	274,400
†Citi Trends	20,100	762,996
†Heelys	31,600	817,176

†Iconix Brand Group	34,900	775,478
†J. Crew Group	29,050	1,571,315
Oxford Industries	31,000	1,374,540
Pool	50,000	1,951,500
†SunOpta	22,400	249,760
†True Religion Apparel	60,000	1,219,800
†Volcom	18,700	937,431
†Zumiez	19,400	732,932
		15,010,525
Consumer Services – 5.04%
†Entravision Communications	120,000	1,251,600
†HealthExtras	31,000	916,980
International Speedway Class A	15,500	817,005
†inVentiv Health	7,769	284,423
†ITT Educational Services	10,000	1,173,800
†Lions Gate Entertainment	85,000	937,550
†NutriSystem	7,000	488,880
†Pinnacle Entertainment	30,000	844,500
†Salem Communications Holding Class A	45,000	499,050
†Sonic	13,500	298,620
†Spanish Broadcasting Systems Class A	36,400	156,520
Speedway Motorsports	6,800	271,864
		7,940,792
Energy – 3.80%
†Arena Resources	4,500	261,495
†Carrizo Oil & Gas	37,587	1,558,733
†Dresser-Rand Group	1,200	47,400
†Dril-Quip	11,200	503,440
†FMC Technologies	21,000	1,663,620
†GMX Resources	3,500	121,100
†Hercules Offshore	17,400	563,412
†Quicksilver Resources	11,400	508,212
†Tesco	7,800	246,090
†TETRA Technologies	18,000	507,600
		5,981,102
Financials – 1.93%
†AmeriCredit	19,500	517,725
Eastern Insurance Holdings	20,800	330,512
†eHealth	17,700	337,893
HCC Insurance Holdings	28,050	937,151
†Markel	500	242,280
†Pinnacle Financial Partners	8,600	252,496
TCF Financial	8,400	233,520
†World Acceptance	4,500	192,285
		3,043,862
Health Care – 11.34%
†Accuray	31,100	689,798
†Allscripts Healthcare Solutions	40,491	1,031,711
†Array Biopharma	8,800	102,696
†Barrier Therapeutics	25,000	162,500
†BioMarin Pharmaceuticals	38,500	690,690
†Collagenex Pharmaceuticals	20,000	248,000
†Cynosure	23,600	859,748
†deCODE genetics	50,000	186,750
†Edwards Lifesciences	6,000	296,040
†Healthways	10,672	505,533
†IsoRay	140,000	705,600
†Kyphon	17,719	853,170
†La Jolla Pharmaceutical	25,000	112,000
LCA-Vision	23,000	1,086,980
†LHC Group	21,700	568,540
†LifeCell	9,500	290,130
†Lincare Holdings	16,000	637,600
†Medarex	12,700	181,483
Medicis Pharmaceutical Class A	15,000	458,100
†@#Medicure Restricted PIPE	370,070	499,595
†MGI Pharma	8,000	178,960
†Myriad Genetics	6,000	223,140
†Natus Medical	21,800	347,056
†Nektar Therapeutics	25,000	237,250

†Neurogen	3,500	23,240
†NightHawk Radiology Holdings	30,800	555,940
†Nuvelo	136,700	371,824
†Obagi Medical Products	41,500	735,380
†Omnicell	23,600	490,408
†PDL BioPharma	70,000	1,630,999
†Pharmacopeia	110,000	610,500
†PSS World Medical	20,000	364,400
†QLT	35,000	259,000
†Salix Pharmaceuticals	41,168	506,366
†Sciele Pharma	26,745	630,112
†Seattle Genetics	19,900	195,219
†Vital Images	12,900	350,364
		17,876,822
Real Estate – 1.05%
DiamondRock Hospitality	47,000	896,760
Kite Realty Group Trust	40,000	760,800
		1,657,560
Technology – 34.43%
†Acme Packet	53,147	610,659
†Agile Software	60,000	483,600
†American Tower Class A	44,400	1,864,800
†AMIS Holdings	81,000	1,014,120
Amphenol Class A	20,000	713,000
†Atheros Communications	48,400	1,492,656
†Avid Technology	50,000	1,767,500
†BigBand Networks	29,100	381,501
†Blackboard	6,900	290,628
†Ciena	15,000	541,950
†CNET Networks	90,000	737,100
†Crown Castle International	18,400	667,368
CTS	26,000	329,160
†DealerTrack Holdings	30,400	1,119,936
†DivX	26,200	393,000
†Dobson Communications Class A	92,000	1,022,120
†Double-Take Software	9,100	149,331
EDO	26,800	880,916
†Entegris	70,000	831,600
†ESCO Technologies	40,200	1,457,652
†FalconStor Software	88,100	929,455
†FEI	19,300	626,478
†FLIR Systems	55,000	2,543,750
†Focus Media Holding ADR	50,576	2,554,088
†Gmarket ADR	31,000	602,330
†Innerworkings	60,600	970,812
†Integrated Device Technology	92,000	1,404,840
†Interactive Intelligence	14,300	294,580
†IPG Photonics	27,000	538,650
†Knot	22,400	452,256
†Liquidity Services	29,200	548,376
†LoopNet	28,300	660,239
†Mellanox Technologies	22,400	464,128
†Microsemi	30,000	718,500
†Nice Systems ADR	33,700	1,170,738
†Novatel Wireless	65,300	1,699,106
†Novell	140,400	1,093,716
†Omrix Biopharmaceuticals	28,128	884,907
†Oplink Communications	53,500	802,500
†OpNext	39,500	522,980
†Opsware	56,900	541,119
†Optium	24,300	307,395
†Parametric Technology	30,000	648,300
†Polycom	50,000	1,680,000
†Sierra Wireless	58,700	1,461,043
†Sigma Designs	43,000	1,121,870
†Smith Micro Software	34,800	524,088
†Sourcefire	35,100	491,049
†Supertex	21,800	683,212
†Symmetricom	25,000	210,000
†Synaptics	33,700	1,206,123

†Synchronoss Technologies	20,700	607,338
†Systems Xcellence	28,325	814,910
†Tellabs	190,000	2,044,400
†Tessera Technologies	31,763	1,287,990
†Time Warner Telecom Class A	88,000	1,768,800
†Trident Microsystems	41,000	752,350
†Trimble Navigation	17,000	547,400
†Vasco Data Security International	58,800	1,338,288
		54,266,701
Transportation – 0.94%
†American Commercial Lines	17,000	442,850
Heartland Express	64,000	1,043,200
		1,486,050
Utilities – 0.49%
Northeast Utilities	27,000	765,720
		765,720
Total Common Stock (cost $121,969,644)		152,175,475

Warrants – 0.00%
†=Isoray, excercise price $5.00, expiration date 3/22/11	28,000	1,120
†=@#Medicure Restricted PIPE, exercise price $1.70, expiration date 12/1/11	74,014	0
Total Warrants (cost $0)		1,120

	Principal
	Amount
^Discount Note – 3.69%
Federal Home Loan Bank 4.802% 7/2/07	$5,820,000	5,819,224
Total Discount Note (cost $5,819,224)		5,819,224

Total Value of Securities – 100.25%
(cost $127,788,868)		157,995,819
Liabilities Net of Receivables and Other Assets (See Notes) – (0.25%)		(400,540)
Net Assets Applicable to 10,574,064 Shares Outstanding – 100.00%		$157,595,279

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended June 30, 2007.
@Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $499,595, which represented 0.32% of the Fund’s net assets. See Note 3 in “Notes.”
#Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2007, the aggregate amount of the restricted securities equaled $499,595 or 0.32% of the Fund’s net assets. See Note 3 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $1,120, which represented 0.00% of the Fund’s net assets. See Note 3 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Small Cap Growth Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$127,852,359
Aggregate unrealized appreciation	$ 35,001,826
Aggregate unrealized depreciation	(4,858,366)
Net unrealized appreciation	$ 30,143,460

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Optimum Small Cap Value Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 92.36%
Basic Industry – 16.85%
Agrium	19,700	$861,875
Albany International	65,000	2,628,599
AMETEK	10,500	416,640
Ashland	25,000	1,598,750
Brady Class A	48,000	1,782,720
Chemtura	53,000	588,830
Crane	37,000	1,681,650
Cytec Industries	30,000	1,913,100
Eastman Chemical	10,000	643,300
FMC	16,500	1,474,935
†Hercules	113,740	2,234,991
†Kapstone Paper & Packaging	170,000	1,290,300
Lubrizol	3,900	251,745
†Lydall	43,000	628,230
†Material Sciences	47,000	554,130
†NCI Building Systems	10,000	493,300
†Pioneer Companies	27,000	927,990
Quanex	17,000	827,900
Sensient Technologies	21,775	552,867
St. Joe	7,000	324,380
†Trex	49,000	961,870
Tronox Class A	27,900	401,202
Tronox Class B	38,500	540,925
		23,580,229
Business Services – 10.10%
Bowne & Co.	30,500	595,055
Courier	11,883	475,320
Ennis	22,790	536,021
†Hudson Highland Group	74,600	1,595,694
IKON Office Solutions	118,300	1,846,663
Kelly Services	64,600	1,773,916
†Labor Ready	17,000	392,870
†Live Nation	26,900	602,022
†MPS Group	75,000	1,002,750
Nautilus	31,250	376,250
†PHH	46,500	1,451,265
†R.H. Donnelley	8,200	621,396
†Spherion	82,800	777,492
†Valassis Communications	121,300	2,085,147
		14,131,861
Capital Spending – 6.32%
Acuity Brands	13,000	783,640
Commercial Metals	12,000	405,240
†Flowserve	27,700	1,983,320
Franklin Electric	3,500	165,130
Hardinge	5,058	172,124
Hubbell Class B	6,500	352,430
Kennametal	38,000	3,117,140
†Miller Industries	28,100	705,310
†NaviStar International	10,000	660,000
Wabash National	34,600	506,198
		8,850,532
Conglomerates – 0.72%
Honeywell International	18,000	1,013,040
		1,013,040
Consumer Cyclical – 7.59%
Beazer Homes USA	30,100	742,567
Ethan Allen Interiors	26,000	890,500

Furniture Brands International	168,400	2,391,280
Hooker Furniture	29,052	651,927
La-Z-Boy	38,585	442,184
MDC Holdings	52,800	2,553,408
†Meritage Homes	7,800	208,650
Stanley Works	27,500	1,669,250
†WCI Communities	64,500	1,075,860
		10,625,626
Consumer Services – 10.54%
†Avis Budget Group	29,860	848,920
†BJ's Wholesale Club	31,900	1,149,357
Delta Apparel	37,000	671,550
†Eddie Bauer Holdings	28,400	364,940
Foot Locker	88,000	1,918,400
Group 1 Automotive	13,500	544,590
IHOP	9,620	523,617
Kenneth Cole Productions Class A	20,390	503,633
Monaco Coach	36,695	526,573
Oakley	5,350	151,940
†Pathmark Stores	55,200	715,392
†Rent-A-Center	38,600	1,012,478
†Rush Enterprises Class A	33,000	716,760
†Russ Berrie & Co.	14,600	271,998
†Sturm Ruger & Co.	5,100	79,152
†Warnaco Group	67,800	2,667,252
Westwood One	221,200	1,590,428
†Winn-Dixie Stores	17,000	498,100
		14,755,080
Consumer Staples – 0.44%
Chiquita Brands International	32,575	617,622
		617,622
Energy – 5.04%
†Callon Petroleum	32,900	466,193
CARBO Ceramics	14,900	652,769
†Forest Oil	6,000	253,560
Foundation Coal Holdings	26,400	1,072,896
Gulf Island Fabrication	19,360	671,792
†Input/Output	46,305	722,821
†Mariner Energy	4,855	117,734
Southern Union	49,000	1,596,910
†Southwestern Energy	14,920	663,940
†Weatherford International	15,000	828,600
		7,047,215
Financial Services – 5.50%
American Equity Investment Life Holding	40,120	484,650
CFS Bancorp	8,395	121,895
†Conseco	21,100	440,779
Employers Holdings	65,900	1,399,716
†FPIC Insurance Group	13,660	556,918
Hanover Insurance Group	36,000	1,756,440
†KMG America	54,700	287,175
†LaBranche & Co.	54,660	403,391
Old National Bancorp	27,850	462,588
†PMA Capital Class A	28,700	306,803
†Quanta Capital Holdings	42,900	102,960
Suffolk Bancorp	8,750	279,300
†United America Indemnity Class A	44,264	1,100,846
		7,703,461
Health Care – 2.05%
†Kinetic Concepts	12,000	623,640
†LifePoint Hospitals	15,120	584,842
†Microtek Medical Holdings	133,065	612,099
†RehabCare Group	19,575	278,748
STERIS	25,000	765,000
		2,864,329
Real Estate – 5.65%
Brookfield Homes	12,824	373,050
†California Coastal Communities	17,900	303,226
Capital Lease Funding	116,100	1,248,075
Eagle Hospitality Properties Trust	33,100	435,596

Equity Inns	19,170	429,408
Fieldstone Investment	45,600	165,984
Lexington Reality Trust	30,000	624,000
†Lodgian	115,500	1,735,965
MI Developments Class A	71,000	2,587,240
		7,902,544
Technology – 16.51%
†Agile Software	40,000	322,400
Agilysys	24,555	552,488
†Axcelis Technologies	175,000	1,135,750
†BearingPoint	65,100	475,881
†Checkpoint Systems	42,000	1,060,500
†CIBER	81,425	666,057
Cohu	28,910	643,248
†Ducommun	20,570	529,266
†Esterline Technologies	42,000	2,029,020
†Fairchild Semiconductor International	40,000	772,800
†Flextronics International	58,000	626,400
Imation	49,000	1,806,140
†Intermec	27,000	683,370
†International Rectifier	35,000	1,304,100
†LeCroy	60,000	583,200
†Neoware	45,780	619,861
†Novell	99,400	774,326
†Plexus	38,000	873,620
†Radyne	62,000	661,540
†Solectron	125,000	460,000
†Thermo Fisher Scientific	45,000	2,327,399
†Tollgrade Communications	54,665	576,716
†Unisys	64,200	586,788
United Online	20,035	330,377
†Vishay Intertechnology	78,000	1,233,960
†Zebra Technologies Class A	38,000	1,472,120
		23,107,327
Transportation – 4.14%
Alexander & Baldwin	25,000	1,327,750
Con-way	28,400	1,426,816
Overseas Shipholding Group	7,000	569,800
Skywest	21,360	509,009
†YRC Worldwide	53,100	1,954,080
		5,787,455
Utilities – 0.91%
Great Plains Energy	24,700	719,264
Portland General Electric	20,300	557,032
		1,276,296
Total Common Stock (cost $111,506,542)		129,262,617

	Principal
	Amount
^Discount Note – 7.98%
Federal Home Loan Bank 4.802% 7/2/07	$11,164,000	11,162,511
Total Discount Note (cost $11,162,511)		11,162,511

Total Value of Securities – 100.34%
(cost $122,669,053)		140,425,128
Liabilities Net of Receivables and Other Assets (See Notes) – (0.34%)		(480,281)
Net Assets Applicable to 9,984,467 Shares Outstanding – 100.00%		$139,944,847

†Non-income producing security for the period ended June 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small Cap Value Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$122,737,813
Aggregate unrealized appreciation	$23,476,814
Aggregate unrealized depreciation	(5,789,499)
Net unrealized appreciation	$17,687,315

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments®Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 96.86%Δ
Australia – 7.23%
Amcor	234,104	$1,482,684
Australia & New Zealand Banking Group	27,100	666,096
BHP Billiton	28,600	849,425
Coles Group	96,600	1,320,265
Foster's Group	630,281	3,409,368
Macquarie Airports	246,259	843,514
National Australia Bank	170,196	5,919,214
QBE Insurance Group	53,129	1,405,417
Suncorp-Metway	10,731	183,511
Telstra	1,121,499	4,364,461
Wesfarmers	46,849	1,816,438
		22,260,393
Austria – 0.54%
OMV	3,100	207,653
Voestalpine	17,100	1,446,553
		1,654,206
Belgium – 1.83%
Fortis	39,900	1,701,687
Fortis (Amsterdam Exchange)	72,723	3,103,516
KBC Groep	6,000	812,262
		5,617,465
Brazil – 0.64%
Gerdau ADR	31,250	803,750
Petroleo Brasileiro ADR	6,917	838,825
Unibanco GDR	2,800	316,036
		1,958,611
Canada – 1.12%
EnCana	7,100	436,595
ING Canada	7,900	351,663
Nexen	26,446	819,069
Royal Bank of Canada	5,275	280,310
Teck Cominco Class B	21,600	916,303
TELUS	10,846	638,748
		3,442,688
China – 0.10%
China Petroleum & Chemical	280,000	309,750
		309,750
Finland – 0.70%
UPM-Kymmene	86,627	2,145,668
		2,145,668
France – 13.35%
Air France-KLM	8,800	411,995
BNP Paribas	22,840	2,731,556
Carrefour	36,279	2,560,263
Cie de Saint-Gobain	27,996	3,159,105
Compagnie Generale des Etablissements Michelin Class B	13,600	1,911,629
Credit Agricole	39,612	1,618,632
France Telecom	104,302	2,879,924
Lagardere	14,900	1,299,773
Renault	52,898	8,535,131
Sanofi-Aventis	23,498	1,911,453
Societe Generale	31,935	5,944,600
†Suez Strip	9,260	125
Total	99,299	8,099,016
		41,063,202
Germany – 8.59%
Allianz	13,900	3,247,236
BASF	19,400	2,543,078

Bayer	31,837	2,404,930
Deutsche Lufthansa	60,400	1,687,349
Deutsche Telekom	224,859	4,151,288
E.ON	15,700	2,626,281
Epcos	13,300	261,563
Muenchener Rueckversicherungs	15,100	2,773,416
RWE	56,544	6,008,551
TUI	26,200	723,064
		26,426,756
Hong Kong – 1.83%
China Netcom Group	162,500	448,895
Hong Kong Electric Holdings	362,500	1,828,912
Orient Overseas International	48,000	468,999
Sino Land	650,985	1,355,386
Wharf Holdings	383,000	1,530,687
		5,632,879
Hungary – 0.09%
MOL Hungarian Oil & Gas ADR	1,890	286,808
		286,808
India – 0.20%
State Bank of India GDR	7,130	628,866
		628,866
Italy – 4.24%
Buzzi Unicem	34,900	1,208,799
ENI	76,800	2,796,223
Fondiaria-Sai	27,300	1,326,155
Intesa Sanpaolo	658,783	4,930,895
UniCredito Italiano	310,251	2,784,101
		13,046,173
Japan – 18.10%
Astellas Pharma	52,300	2,276,684
Canon	84,100	4,938,221
Cosmo Oil	24,000	132,543
East Japan Railway	86	663,527
EDION	31,600	410,880
Fanuc	99	10,227
Fujitsu	155,000	1,143,020
Honda Motor	44,800	1,637,294
Isuzu Motors	241,000	1,307,464
Itochu	101,000	1,171,348
JFE Holdings	37,900	2,360,863
Kao	116,000	3,005,280
KDDI	267	1,979,786
Kyushu Electric Power	34,500	905,019
Leopalace21	95	3,248
Millea Holdings	71,000	2,917,730
Mitsubishi	39,000	1,023,065
Mitsubishi Chemical Holdings	76,500	703,306
Mitsubishi UFJ Financial Group	36	397,629
Mitsui & Co.	74,000	1,475,433
Mitsui Chemicals	149,000	1,133,867
Mitsui OSK Lines	117,000	1,590,661
Namco Bandai Holdings	43,500	687,493
Nippon Mining Holdings	103,000	988,760
Nippon Telegraph & Telephone	311	1,381,605
Nippon Yusen Kabushiki Kaisha	85,000	780,760
Nissan Motor	88,400	948,400
Nitto Denko	1,600	80,825
Oki Electric Industry	139,000	258,515
©ORIX	6,390	1,684,038
Rengo	25,000	123,447
Sharp	71,000	1,349,306
Sumitomo Heavy Industries	23,000	260,952
Sumitomo Mitsui Financial Group	253	2,362,950
Takeda Pharmaceutical	54,200	3,503,875
Tokyo Electric Power	41,200	1,325,039
Toshiba	221,000	1,929,465
Toyota Motor	86,600	5,485,911
West Japan Railway	291	1,356,567
		55,695,003

Netherlands – 4.92%
ABN AMRO Holding	16,254	749,093
Arcelor Mittal	28,854	1,818,740
Corporate Express	37,200	572,985
European Aeronautic Defence & Space	24,340	794,614
ING Groep CVA	156,234	6,933,862
Reed Elsevier	157,836	3,020,742
Royal KPN	22,400	373,523
Wolters Kluwer	28,900	885,981
		15,149,540
New Zealand – 0.49%
Telecom Corp. of New Zealand	422,794	1,496,027
		1,496,027
Philippines – 0.08%
Philippine Long Distance Telephone	4,200	240,805
		240,805
Republic of Korea – 0.69%
Honam Petrochemical	2,900	289,734
†Hynix Semiconductor	7,800	281,573
Hyundai Mobis	1,730	164,415
Industrial Bank of Korea	16,180	330,133
Kookmin Bank	2,700	237,020
POSCO	700	336,039
Samsung Electronics	360	220,556
Shinhan Financial Group	4,530	275,572
		2,135,042
Singapore – 0.75%
†Flextronics International	45,500	491,400
Jardine Matheson Holdings	4,400	104,720
Neptune Orient Lines	84,000	290,743
Oversea-Chinese Banking	235,800	1,409,025
		2,295,888
South Africa – 0.64%
Sanlam	121,610	386,978
Sasol	37,917	1,427,065
Standard Bank Group	11,700	162,730
		1,976,773
Spain – 4.33%
Banco Santander Central Hispano	177,556	3,290,009
Iberdrola	51,308	2,884,067
Repsol YPF	51,800	2,050,756
Telefonica	227,304	5,088,629
		13,313,461
Sweden – 0.32%
Svenska Cellulosa	59,100	993,757
		993,757
Switzerland – 3.00%
Credit Suisse Group	30,400	2,174,006
Novartis	89,598	5,061,413
Xstrata	33,220	1,993,267
		9,228,686
Taiwan – 1.43%
AU Optronics	293,000	501,161
Chunghwa Telecom ADR	86,104	1,623,922
HON HAI Precision Industry	43,200	374,734
Siliconware Precision Industries	246,000	524,459
Taiwan Semiconductor Manufacturing	158,376	342,970
Taiwan Semiconductor Manufacturing ADR	65,325	727,067
†United Microelectronics	504,000	305,571
		4,399,884
Thailand – 0.07%
PTT PCL	27,800	217,408
		217,408
United Kingdom – 21.05%
Antofagasta	13,400	165,084
AstraZeneca	39,200	2,111,204
Aviva	206,453	3,080,316
BAE Systems	173,300	1,409,415
Barclays	151,700	2,121,739
BG Group	158,312	2,610,011

BHP Billiton	28,000	782,115
BP	370,070	4,481,120
British American Tobacco	26,600	906,995
†British Energy Group	101,000	1,097,246
Centrica	121,300	946,927
Compass Group	195,361	1,356,393
Enterprise Inns	60,582	838,809
GKN	213,682	1,708,870
GlaxoSmithKline	219,840	5,761,062
HBOS	314,406	6,218,883
Home Retail Group	71,200	656,263
Kazakhmys	31,200	793,183
Lloyds TSB Group	356,915	3,988,552
Marston's	85,600	682,846
Punch Taverns	32,300	798,447
Rio Tinto	18,500	1,422,468
Royal Bank of Scotland Group	492,361	6,263,479
Royal Dutch Shell Class A	137,925	5,635,914
SABMiller	38,300	972,914
Unilever	141,312	4,580,026
Vodafone Group	1,001,125	3,371,372
		64,761,653
United States – 0.37%
Sun Life Financial Services	24,000	1,143,351
		1,143,351
Total Common Stock (cost $224,443,550)		297,540,742

Preferred Stock – 0.42%
Brazil – 0.25%
Usinas Siderurgicas de Minas Gerais Class A	13,500	769,109
		769,109
Republic of Korea – 0.17%
Hyundai Motor	6,020	288,344
Samsung Electronics	500	234,075
		522,419
Total Preferred Stock (cost $933,933)		1,291,528

	Principal
	Amount (U.S.$)
^Discount Note – 2.06%
Federal Home Loan Bank 4.802% 7/2/07	$6,329,000	6,328,156
Total Discount Note (cost $6,328,156)		6,328,156

Total Value of Securities – 99.34%
(cost $231,705,639)		305,140,426
Receivables and Other Assets Net of Liabilities (See Notes) – 0.66%		2,538,614
Net Assets Applicable to 18,859,524 Shares Outstanding – 100.00%		$307,679,040

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended June 30, 2007.
©Passive Foreign Investment Company
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GBP – British Pounds Sterling
GDR – Global Depositary Receipts
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2007:

Foreign Currency Exchange Contracts[1]

Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Depreciation
GBP (4,409,000)	USD 8,800,496	7/31/07	$ (49,519)
JPY 9,615,305	USD (78,184)	7/3/07	(71)
			$ (49,590)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust – Optimum International Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$232,268,951
Aggregate unrealized appreciation	$75,009,919
Aggregate unrealized depreciation	(1,636,157)
Net unrealized appreciation	$73,373,762

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board oexf Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2007

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.03%
♦Freddie Mac Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30	USD	213,173	$211,690
Total Agency Asset-Backed Securities (cost $212,640)			211,690

Agency Collateralized Mortgage Obligations – 4.83%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		41,184	42,374
Series 1999-19 PH 6.00% 5/25/29		1,267,650	1,265,048
Series 2001-14 Z 6.00% 5/25/31		87,565	87,376
Series 2002-90 A1 6.50% 6/25/42		26,026	26,398
Series 2002-90 A2 6.50% 11/25/42		116,455	117,889
Series 2003-122 AJ 4.50% 2/25/28		158,714	153,313
Series 2005-14 ME 5.00% 10/25/33		1,910,000	1,800,434
Series 2005-22 HE 5.00% 10/25/33		740,000	697,646
Series 2005-29 QD 5.00% 8/25/33		816,000	767,650
Series 2005-44 PE 5.00% 7/25/33		390,000	367,692
Series 2005-54 AK 4.50% 9/25/32		1,016,354	971,779
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,349,368
Series 2005-110 MB 5.50% 9/25/35		925,000	919,710
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		39,201	40,671
Series 2001-T8 A2 9.50% 7/25/41		20,244	21,618
Series 2002-T4 A3 7.50% 12/25/41		140,500	145,017
Series 2004-T1 1A2 6.50% 1/25/44		55,506	56,215
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		71,096	72,204
Series 2004-W11 1A2 6.50% 5/25/44		208,842	212,133
Series 2004-W15 1A1 6.00% 8/25/44		350,733	349,201
Freddie Mac
Series 1730 Z 7.00% 5/15/24		260,290	270,620
Series 2113 QE 6.00% 11/15/27		13,586	13,609
Series 2141 N 5.55% 11/15/27		100,482	100,336
Series 2165 PE 6.00% 6/15/29		1,274,187	1,274,011
Series 2326 ZQ 6.50% 6/15/31		466,168	481,233
Series 2480 EH 6.00% 11/15/31		2	2
Series 2497 BM 5.00% 2/15/22		395,009	388,630
Series 2552 KB 4.25% 6/15/27		162,055	160,784
Series 2612 LJ 4.00% 7/15/22		73,855	73,443
Series 2662 MA 4.50% 10/15/31		305,649	298,350
Series 2737 YD 5.00% 8/15/32		170,000	162,084
Series 2755 LE 4.00% 9/15/30		557,000	509,822
Series 2780 TE 5.00% 1/15/33		1,850,000	1,757,752
Series 2783 PD 5.00% 1/15/33		1,076,000	1,021,701
Series 2802 NE 5.00% 2/15/33		700,000	665,713
Series 2827 TE 5.00% 4/15/33		1,335,000	1,266,530
Series 2840 OE 5.00% 2/15/33		1,800,000	1,703,589
Series 2841 YA 5.50% 7/15/27		1,241,272	1,237,985
Series 2844 PD 5.00% 12/15/32		2,540,000	2,410,151
Series 2864 PE 5.00% 6/15/33		1,095,000	1,040,825
Series 2869 BG 5.00% 7/15/33		224,000	212,687
Series 2872 GC 5.00% 11/15/29		405,000	391,777
Series 2881 TE 5.00% 7/15/33		1,080,000	1,024,012
Series 2889 OG 5.00% 5/15/33		117,000	110,320
Series 2890 PC 5.00% 7/15/30		265,000	256,356
Series 2890 PD 5.00% 3/15/33		1,265,000	1,196,831
Series 2893 PD 5.00% 2/15/33		65,000	61,619
Series 2915 KD 5.00% 9/15/33		447,000	422,855
Series 2915 KP 5.00% 11/15/29		490,000	474,177
Series 2921 NE 5.00% 9/15/33		1,095,000	1,036,449
Series 2937 JG 5.00% 8/15/33		1,410,000	1,331,131
Series 2938 ND 5.00% 10/15/33		1,050,000	992,059

Series 2939 PD 5.00% 7/15/33	665,000	628,185
Series 2941 XD 5.00% 5/15/33	2,690,000	2,539,504
Series 2987 KG 5.00% 12/15/34	1,430,000	1,346,204
Series 3005 ED 5.00% 7/15/25	560,000	516,619
Series 3022 MB 5.00% 12/15/28	260,000	253,954
Series 3063 PC 5.00% 2/15/29	490,000	479,033
Series 3145 LN 4.50% 10/15/34	1,607,736	1,532,207
♦Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	45,025	45,313
Series T-58 2A 6.50% 9/25/43	25,667	26,041
Total Agency Collateralized Mortgage Obligations (cost $40,195,186)		39,178,239

Agency Mortgage-Backed Securities – 10.34%
Fannie Mae
5.50% 1/1/13	331,846	329,082
5.50% 3/1/37	768,396	736,894
6.50% 8/1/17	143,249	145,846
•Fannie Mae ARM
5.054% 8/1/35	388,168	376,036
5.287% 10/1/33	397,693	403,681
Fannie Mae Relocation 15 yr 4.00% 9/1/20	786,446	723,747
Fannie Mae Relocation 30 yr
5.00% 11/1/33	52,054	49,363
5.00% 1/1/34	133,709	126,763
5.00% 2/1/34	70,571	66,922
5.00% 8/1/34	111,726	105,832
5.00% 11/1/34	228,168	216,131
5.00% 4/1/35	346,274	327,525
5.00% 10/1/35	264,657	250,328
5.00% 1/1/36	696,669	658,948
Fannie Mae S.F. 15 yr
4.50% 6/1/19	2,212,208	2,107,869
4.50% 7/1/20	2,426,020	2,308,168
Fannie Mae S.F. 15 yr TBA
4.50% 6/1/20	3,052,077	2,903,812
4.50% 7/1/21	975,000	925,335
5.00% 7/1/22	1,745,000	1,686,378
5.50% 7/1/22	1,600,000	1,576,250
6.00% 7/1/22	1,435,000	1,441,502
Fannie Mae S.F. 20 yr
5.50% 7/1/24	1,039,858	1,016,010
5.50% 10/1/24	335,814	328,113
5.50% 12/1/24	1,041,116	1,017,240
Fannie Mae S.F. 30 yr
4.50% 8/1/33	549,539	501,317
4.50% 10/1/33	2,272,308	2,072,912
5.00% 10/1/33	362,690	341,642
5.00% 2/1/34	319,774	301,216
5.00% 5/1/34	269,904	253,961
5.50% 3/1/29	207,433	201,068
5.50% 4/1/29	104,539	101,331
5.50% 7/1/33	1,631,388	1,580,639
5.50% 12/1/33	235,985	228,644
5.50% 4/1/34	1,632,341	1,581,562
5.50% 6/1/34	1,260,587	1,220,481
5.50% 7/1/34	2,124,397	2,056,810
5.50% 12/1/34	1,861,959	1,802,721
5.50% 9/1/36	2,968,708	2,862,484
6.00% 9/1/36	1,090,070	1,079,014
6.50% 11/1/33	45,758	46,495
6.50% 2/1/36	1,049,396	1,061,178
6.50% 3/1/36	1,728,355	1,745,164
6.50% 6/1/36	2,353,353	2,376,242
6.50% 8/1/36	1,412,424	1,426,161
6.50% 4/1/37	1,555,353	1,570,113
7.50% 3/1/32	2,473	2,576
7.50% 4/1/32	10,727	11,175
7.50% 6/1/32	8,124	8,464

Fannie Mae S.F. 30 yr TBA
5.00% 7/1/37		3,460,000	3,242,126
5.50% 7/1/37		11,710,000	11,294,657
6.00% 8/1/37		6,015,000	5,946,392
6.50% 7/1/37		1,045,000	1,054,797
7.00% 7/1/37		1,290,000	1,324,669
Freddie Mac 7.00% 1/1/08		15,705	15,725
•Freddie Mac ARM
4.949% 12/1/33		451,993	455,837
5.838% 4/1/34		36,743	37,105
5.871% 5/1/37		2,457,005	2,459,620
6.328% 2/1/37		1,510,108	1,524,043
Freddie Mac Relocation 30 yr 5.00% 9/1/33		6,084	5,787
Freddie Mac S.F. 20 yr
5.50% 10/1/23		877,356	858,008
5.50% 8/1/24		221,382	216,297
6.00% 12/1/25		1,017,159	1,018,112
Freddie Mac S.F. 30 yr
5.00% 4/1/35		782,898	737,694
6.50% 11/1/33		101,995	103,724
6.50% 1/1/35		587,107	597,944
6.50% 5/1/37		83,836	84,710
Freddie Mac S.F. 30 yr TBA
5.50% 7/1/37		4,890,000	4,716,556
6.00% 7/1/37		820,000	812,313
GNMA I S.F. 30 yr 7.00% 12/15/34		958,044	1,005,569
GNMA II
6.00% 4/20/34		83,934	83,474
7.00% 8/20/34		8,644	8,982
GNMA S.F. 30 yr TBA
5.50% 7/1/37		965,000	936,351
6.00% 7/1/37		965,000	959,874
Total Agency Mortgage-Backed Securities (cost $84,645,649)			83,761,511
Agency Obligations – 2.19%
Fannie Mae
3.00% 8/15/07		455,000	453,706
5.00% 9/15/08		900,000	897,363
^8.12% 10/29/07	NZD	750,000	563,213
Federal Farm Credit Bank 5.125% 8/25/16	USD	485,000	475,843
Federal Home Loan Bank System
4.875% 11/27/13		3,200,000	3,119,477
5.375% 8/19/11		1,990,000	1,999,994
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12		465,000	366,625
CPN 4.797% 5/2/12		85,000	66,977
CPN 4.901% 10/6/12		385,000	294,054
CPN 4.948% 10/6/14		465,000	317,698
CPN 5.101% 10/6/11		113,000	91,037
CPN 5.175% 3/26/12		120,000	94,627
CPN 5.213% 10/6/15		160,000	103,182
CPN 1 5.162% 5/11/12		270,000	212,709
CPN 1 5.283% 5/11/15		330,000	217,602
CPN 1 5.407% 11/11/17		560,000	320,167
CPN 4 5.213% 10/6/15		160,000	103,182
CPN 5 5.065% 8/8/11		39,000	31,716
CPN 12 5.10% 12/6/11		500,000	399,083
CPN 13 5.161% 12/27/12		135,000	101,835
CPN 13 5.208% 6/27/13		320,000	235,054
CPN 13 5.366% 12/27/16		287,000	172,794
CPN 15 4.903% 9/7/13		610,000	443,488
CPN 15 5.304% 3/7/16		565,000	356,304
CPN A 5.098% 8/8/15		122,000	79,423
CPN A 5.099% 2/8/15		122,000	81,578
CPN D 5.109% 9/26/11		492,000	396,983
CPN D 5.119% 9/26/10		500,000	424,526
Freddie Mac
4.75% 1/19/16		100,000	95,545
5.40% 2/2/12		1,480,000	1,473,748
5.45% 9/2/11		1,480,000	1,476,374
5.50% 7/18/16		2,285,000	2,296,880
Total Agency Obligations (cost $17,781,885)			17,762,787

Commercial Mortgage-Backed Securities – 7.70%
Bank of America Commercial Mortgage Securities
Series 2005-5 A4 5.115% 10/10/45	2,125,000	2,028,271
Series 2006-3 A4 5.889% 7/10/44	350,000	350,530
Series 2006-4 A4 5.634% 7/10/46	70,000	68,728
Series 2007-1 A2 5.381% 1/15/49	1,150,000	1,135,958
Series 2007-2 A2 5.634% 4/10/49	4,820,000	4,791,380
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	420,000	417,835
Series 2007-PW15 AAB 5.315% 2/11/44	1,775,000	1,724,395
•Series 2007-PW16 A2 5.661% 6/11/40	2,900,000	2,906,670
•Series 2007-PW16 AAB 5.713% 6/11/40	2,075,000	2,084,960
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 A2B 5.205% 12/11/49	2,900,000	2,846,836
tCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	270,081	276,499
Series 2006-C7 A2 5.69% 6/10/46	260,000	260,476
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.555% 2/15/39	140,000	138,791
Series 2006-C5 AAB 5.308% 12/15/39	1,610,000	1,564,953
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	175,000	171,554
Series 2006-1A B 5.362% 11/15/36	375,000	368,741
CW Capital Cobalt
Series 2006-C1 AAB 5.223% 8/15/48	925,000	893,646
Series 2007-C2 A3 5.484% 4/15/47	1,850,000	1,792,136
Series 2007-C2 AAB 5.416% 4/15/47	1,850,000	1,804,993
Deutsche Mortgage & Asset Receiving Series 1998-C1 D 7.231% 6/15/31	1,807,000	1,820,477
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	49,324	49,517
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	200,000	198,125
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	325,000	333,020
Series 2007-C1 A2 5.417% 12/10/49	2,830,000	2,797,720
Greenwich Capital Commercial Funding
•Series 2006-GG7 AAB 5.912% 7/10/38	1,675,000	1,694,760
Series 2007-GG9 A4 5.444% 3/10/39	1,395,000	1,350,525
GS Mortgage Securities II
Series 2006-GG8 A2 5.479% 11/10/39	1,930,000	1,918,626
Series 2006-GG8 A4 5.56% 11/10/39	1,320,000	1,291,179
•#Series 2006-RR2 A1 144A 5.688% 6/23/46	350,000	343,238
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	1,015,000	990,508
•Series 2007-GG10 AAB 5.993% 8/10/45	2,890,000	2,898,034
•#Series 2007-GG10 J 144A 5.993% 8/10/45	1,956,000	1,749,094
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	720,000	711,950
Series 2002-C2 A2 5.05% 12/12/34	665,000	646,384
Series 2003-C1 A2 4.985% 1/12/37	90,000	87,053
•Series 2005-LDP5 A4 5.179% 12/15/44	1,005,000	970,869
•Series 2006-LDP7 AJ 5.875% 4/15/45	90,000	90,073
•#Series 2006-RR1A A1 144A 5.453% 10/18/52	870,000	841,186
Series 2007-CB18 A4 5.44% 6/12/47	690,000	666,781
•Series 2007-LD11 A2 5.992% 6/15/49	2,560,000	2,572,780
•Series 2007-LD11 ASB 6.007% 6/15/49	2,960,000	2,964,605
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	245,000	253,179
#Merrill Lynch Mortgage Trust 144A
Series 2005-GGP1 E 4.33% 11/15/10	110,000	109,374
Series 2005-GGP1 F 4.35% 11/15/10	105,000	104,376
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A4 5.378% 8/12/48	345,000	331,580
Series 2007-7 ASB 5.745% 6/12/50	975,000	970,430
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	140,000	140,223
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	318,509
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.332% 2/15/33	100,000	104,925
Mortgage Capital Funding Series 1998-MC3 A2 6.337% 11/18/31	630,692	632,523
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19	75,836	75,931
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	34,507	33,440
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	195,000	188,568
Series 2006-1 B 5.588% 2/15/36	160,000	158,856
Series 2006-1 C 5.707% 2/15/36	250,000	248,457

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48		530,000	526,285
Series 2007-C30 A3 5.246% 12/15/43		595,000	583,633
Series 2007-C31A A2 5.421% 4/15/47		1,880,000	1,851,199
•Series 2007-C32 A2 5.736% 6/15/49		1,960,000	1,963,444
•#Series 2007-C32 J 144A 5.741% 6/15/49		1,370,000	1,217,588
Total Commercial Mortgage-Backed Securities (cost $63,352,462)			62,426,376

Convertible Bonds – 0.20%
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23		775,000	788,563
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36		130,000	163,475
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21		115,000	0
•U.S. Bancorp 3.61% 9/20/36 exercise price $38.28, expiration date 12/20/36		650,000	649,740
Total Convertible Bonds (cost $1,573,942)			1,601,778
Corporate Bonds – 29.43%
Banking – 5.00%
#ABH Financial 144A 8.20% 6/25/12		340,000	340,000
•BAC Capital Trust XIV 5.63% 12/31/49		1,165,000	1,140,271
•BAC Capital Trust XV 6.16% 6/1/56		820,000	822,217
•#BanCo Macro 144A 9.75% 12/18/36		660,000	663,300
•#Banco Mercantil 144A 6.862% 10/13/21		1,475,000	1,480,865
Bancolombia 6.875% 5/25/17		580,000	572,750
#Bank of Moscow 144A 7.335% 5/13/13		1,654,000	1,703,785
•#Barclays Bank 144A 7.375% 6/29/49		330,000	352,550
#CenterCredit International 144A 8.625% 1/30/14		270,000	266,976
Citigroup 6.125% 8/25/36		370,000	364,528
Depfa Bank 20.00% 11/19/07	TRY	5,074,000	3,850,440
^Dresdner Bank 4.66% 1/24/08	USD	2,953,000	2,919,778
#Dresdner Funding Trust I 144A 8.151% 6/30/31		760,000	877,822
First National Bank of Omaha 7.32% 12/1/10		220,000	224,641
First Union Institutional Capital II 7.85% 1/1/27		995,000	1,034,983
•Fortis Capital 6.25% 6/29/49	EUR	500,000	692,769
#HBOS Treasury Services 144A 5.25% 2/21/17	USD	1,000,000	982,894
#HSBK Europe 144A 7.25% 5/3/17		255,000	247,669
#ICICI Bank 144A 5.75% 1/12/12		845,000	830,684
JPMorgan Chase Capital XVIII 6.95% 8/17/36		155,000	157,164
#Kazkommerts International 144A 8.00% 11/3/15		260,000	253,838
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49		170,000	185,471
•Marshall & Ilsley Bank 5.63% 12/4/12		195,000	195,240
•Mellon Capital IV 6.244% 6/29/49		355,000	358,580
•MUFG Capital Finance 1 6.346% 7/29/49		1,845,000	1,815,928
National City Bank 5.80% 6/7/17		280,000	277,059
#Northern Rock 144A
5.625% 6/22/17		545,000	547,865
•6.594% 6/29/49		365,000	367,485
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49		700,000	683,431
Popular North America
4.25% 4/1/08		320,000	316,780
5.20% 12/12/07		2,500,000	2,496,044
•5.75% 4/6/09		320,000	321,675
Popular North America Capital Trust I 6.564% 9/15/34		225,000	206,550
#Privatbank 144A 8.00% 2/6/12		530,000	526,953
•#Rabobank Capital Funding II 144A 5.26% 12/29/49		205,000	196,859
•RBS Capital Trust I 4.709% 12/29/49		220,000	205,045
•Resona Bank 4.125% 9/29/49	EUR	300,000	385,061
•#Resona Bank 144A 5.85% 9/29/49	USD	1,330,000	1,273,781
•#Resona Preferred Global Securities 144A 7.191% 12/29/49		295,000	302,094
#Russian Agricultural Bank 144A 6.299% 5/15/17		635,000	623,126
#Russian Standard Bank 144A 8.625% 5/5/11		170,000	170,680
•#Shinsei Finance II 144A 7.16% 7/29/49		185,000	184,827
•Standard Chartered Capital Trust I 8.16% 3/29/49	EUR	294,000	429,047
•SunTrust Preferred Capital I 5.853% 12/31/49	USD	979,000	974,032
#TemirBank 144A 9.50% 5/21/14		915,000	903,563
#TuranAlem Finance 144A 7.75% 4/25/13		313,000	301,669
•#Vneshtorgbank 144A 5.955% 8/1/08		100,000	100,225
•VTB 24 Capital 6.18% 12/7/09		415,000	417,075
Wachovia 5.75% 6/15/17		345,000	341,016
Wachovia Bank 5.85% 2/1/37		1,410,000	1,338,842
•Wachovia Capital Trust III 5.80% 8/29/49		2,180,000	2,172,283

WM Covered Bond Program 3.875% 9/27/11	EUR	1,115,000	1,456,536
•#Woori Bank 144A 6.208% 5/2/37	USD	700,000	670,086
			40,524,832
Basic Industry – 1.75%
#Aleris International 144A 10.00% 12/15/16		225,000	224,438
#Alto Parana 144A 6.375% 6/9/17		485,000	485,442
Bowater
6.50% 6/15/13		150,000	131,063
9.00% 8/1/09		500,000	510,000
9.50% 10/15/12		350,000	346,500
Bowater Canada Finance 7.95% 11/15/11		175,000	165,594
Catalyst Paper 8.625% 6/15/11		660,000	641,850
Celulosa Arauco
5.125% 7/9/13		585,000	559,338
5.625% 4/20/15		510,000	493,568
#Evraz Group 144A 8.25% 11/10/15		320,000	328,000
Freeport McMoRan Copper & Gold 8.25% 4/1/15		725,000	766,688
Georgia-Pacific
8.875% 5/15/31		925,000	927,312
9.50% 12/1/11		300,000	319,500
Ispat Inland 9.75% 4/1/14		80,000	88,702
Lubrizol 4.625% 10/1/09		515,000	505,162
Lyondell Chemical
8.00% 9/15/14		390,000	402,675
8.25% 9/15/16		250,000	262,500
#MacDermid 144A 9.50% 4/15/17		640,000	646,400
Massey Energy 6.625% 11/15/10		75,000	74,250
#Momentive Performance Materials 144A 9.75% 12/1/14		275,000	279,125
#Norske Skogindustrier 144A 7.125% 10/15/33		585,000	514,206
‡#Port Townsend Paper 144A 11.00% 4/15/11		295,000	131,275
Potlatch 13.00% 12/1/09		350,000	395,721
#Sappi Papier Holding 144A
6.75% 6/15/12		380,000	375,909
7.50% 6/15/32		785,000	722,459
Smurfit-Stone Container Enterprises 8.00% 3/15/17		260,000	253,500
‡Solutia 6.72% 10/15/37		270,000	245,025
Southern Copper 7.50% 7/27/35		100,000	107,604
#Steel Dynamics 144A 6.75% 4/1/15		125,000	123,125
#Stora Enso 144A 7.25% 4/15/36		435,000	434,513
#Tube City IMS 144A 9.75% 2/1/15		300,000	309,000
United States Steel
6.05% 6/1/17		495,000	483,615
6.65% 6/1/37		235,000	228,296
Vale Overseas
6.25% 1/23/17		315,000	313,998
6.875% 11/21/36		1,035,000	1,042,954
Witco 6.875% 2/1/26		110,000	91,850
•#Xstrata Finance 144A 5.71% 11/13/09		280,000	280,545
			14,211,702
Brokerage – 1.03%
•Ameriprise Financial 7.518% 6/1/66		470,000	490,312
AMVESCAP
4.50% 12/15/09		365,000	356,387
5.625% 4/17/12		535,000	531,309
E Trade Financial 8.00% 6/15/11		570,000	587,100
Goldman Sachs Group 6.345% 2/15/34		155,000	148,288
Jefferies Group 6.45% 6/8/27		350,000	342,498
JPMorgan Chase 6.125% 6/27/17		310,000	312,989
LaBranche
9.50% 5/15/09		200,000	208,000
11.00% 5/15/12		835,000	889,275
#Lazard Group 144A 6.85% 6/15/17		180,000	180,446
•Lehman Brothers Holdings Capital Trust VII 5.857% 11/29/49		1,860,000	1,823,887
•Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49		120,000	120,109
•Lehman Brothers UK Capital Funding II 3.875% 2/28/49	EUR	250,000	322,919
Merrill Lynch 6.22% 9/15/26	USD	165,000	161,204
Morgan Stanley 5.45% 1/9/17		1,685,000	1,598,324
Ukrsotsbank 8.00% 2/22/10		255,000	256,566
			8,329,613

Capital Goods – 0.80%
Allied Waste North America 9.25% 9/1/12		50,000	52,563
Armor Holdings 8.25% 8/15/13		145,000	153,338
Berry Plastics Holding 8.875% 9/15/14		335,000	340,863
Casella Waste Systems 9.75% 2/1/13		625,000	651,562
Caterpillar 6.05% 8/15/36		125,000	123,390
CPG International I 10.50% 7/1/13		225,000	231,750
General Electric 5.00% 2/1/13		345,000	334,891
Geo Subordinate 11.00% 5/15/12		250,000	255,000
Graham Packaging 9.875% 10/15/14		175,000	177,844
Greenbrier 8.375% 5/15/15		50,000	50,625
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17		220,000	230,450
Hexion US Finance 9.75% 11/15/14		405,000	421,199
Interface 10.375% 2/1/10		350,000	378,000
Intertape Polymer 8.50% 8/1/14		200,000	199,000
#Mueller Water Products 144A 7.375% 6/1/17		75,000	74,746
Pactiv
5.875% 7/15/12		155,000	155,568
6.40% 1/15/18		125,000	125,708
#Penhall International 144A 12.00% 8/1/14		200,000	217,000
#Rental Services 144A 9.50% 12/1/14		450,000	461,249
#Siemens Finance 144A 6.125% 8/17/26		415,000	410,684
#Vitro 144A 9.125% 2/1/17		1,090,000	1,122,699
WCA Waste 9.25% 6/15/14		325,000	339,625
			6,507,754
Communications – 3.65%
America Movil 6.375% 3/1/35		185,000	182,651
American Tower 7.125% 10/15/12		300,000	308,250
AT&T
7.30% 11/15/11		340,000	362,262
8.00% 11/15/31		410,000	488,748
BellSouth 4.20% 9/15/09		190,000	185,145
#Broadview Networks Holdings 144A 11.375% 9/1/12		310,000	330,150
#C&M Finance 144A 8.10% 2/1/16		260,000	264,550
CCH I Holdings 13.50% 1/15/14		1,645,000	1,696,405
•Centennial Communications 11.099% 1/1/13		270,000	283,500
Charter Communications Holdings 13.50% 1/15/11		650,000	676,813
Comcast
•5.656% 7/14/09		400,000	400,223
6.50% 11/15/35		360,000	350,073
Comcast Cable Holdings
9.875% 6/15/22		290,000	373,001
10.125% 4/15/22		329,000	428,637
Cox Communications 4.625% 1/15/10		185,000	180,804
Cricket Communications 9.375% 11/1/14		470,000	487,625
Dex Media West 9.875% 8/15/13		300,000	322,500
#Digicel 144A 9.25% 9/1/12		280,000	296,450
#Digicel Group 144A 8.875% 1/15/15		1,445,000	1,419,712
Embarq 7.082% 6/1/16		470,000	473,406
#Grupo Televisa 144A 8.49% 5/11/37	MXN	10,800,000	1,014,436
•#Hellas Telecommunications Luxembourg II 144A 11.106% 1/15/15	USD	475,000	491,625
Hughes Network Systems/Finance 9.50% 4/15/14		710,000	745,500
Idearc 8.00% 11/15/16		200,000	203,000
¶Inmarsat Finance 10.375% 11/15/12		325,000	311,594
Insight Midwest 9.75% 10/1/09		350,000	353,500
#Level 3 Financing 144A 8.75% 2/15/17		300,000	298,125
Mediacom Capital 9.50% 1/15/13		1,075,000	1,101,874
#MetroPCS Wireless 144A 9.25% 11/1/14		170,000	176,376
Nextel Communications 7.375% 8/1/15		497,000	497,217
NTL Cable 9.125% 8/15/16		250,000	263,125
#Orascom Telecommunication Finance 144A 7.875% 2/8/14		590,000	573,539
#PAETEC Holding 144A 9.50% 7/15/15		125,000	126,719
#Pakistan Mobile Communications 144A 8.625% 11/13/13		745,000	765,488
=Porttown 10.85% 9/30/07		131,579	130,263
#Quebecor World 144A 9.75% 1/15/15		295,000	300,163
Qwest
7.50% 10/1/14		558,000	574,740
7.625% 6/15/15		937,000	972,137
• 8.61% 6/15/13		200,000	218,000
RH Donnelley 8.875% 1/15/16		155,000	161,975

Rural Cellular
9.875% 2/1/10		375,000	393,750
•11.106% 11/1/12		75,000	77,625
Sprint Capital 7.625% 1/30/11		380,000	400,113
Sprint Nextel
•5.76% 6/28/10		350,000	350,191
6.00% 12/1/16		105,000	99,784
TCI Communications 8.75% 8/1/15		432,000	500,307
Telecom Italia Capital
4.00% 1/15/10		510,000	490,565
4.95% 9/30/14		264,000	244,966
5.25% 11/15/13		685,000	653,584
•5.969% 7/18/11		485,000	488,634
Telefonica Emisiones
•5.66% 6/19/09		295,000	296,081
5.984% 6/20/11		325,000	328,277
6.221% 7/3/17		250,000	249,833
6.421% 6/20/16		135,000	137,115
7.045% 6/20/36		115,000	119,466
TELUS 4.95% 3/15/17	CAD	400,000	342,480
THOMSON 5.75% 2/1/08	USD	85,000	85,083
#Time Warner Cable 144A
5.40% 7/2/12		1,015,000	997,827
5.85% 5/1/17		345,000	336,180
6.55% 5/1/37		443,000	429,534
Time Warner Entertainment 8.375% 3/15/23		220,000	253,125
Time Warner Telecom Holdings 9.25% 2/15/14		165,000	175,725
Triton PCS 8.50% 6/1/13		590,000	606,225
#True Move 144A 10.75% 12/16/13		585,000	623,025
#Univision Communications PIK 144A 9.75% 3/15/15		380,000	377,150
Vertis 10.875% 6/15/09		435,000	428,475
Viacom 6.875% 4/30/36		570,000	552,377
Vimple Communication
8.25% 5/23/16		157,000	164,458
#Vimple Communication 144A
8.00% 2/11/10		415,000	428,280
8.25% 5/23/16		176,000	184,140
			29,604,676
Consumer Cyclical – 3.02%
Accuride 8.50% 2/1/15		150,000	148,875
Carrols 9.00% 1/15/13		505,000	499,950
#Claire's Stores 144A 9.25% 6/1/15		75,000	71,625
Corrections Corporation of America 7.50% 5/1/11		123,000	125,306
CVS Caremark
3.875% 11/1/07		240,000	238,656
5.75% 6/1/17		820,000	792,622
6.25% 6/1/27		664,000	645,181
•6.302% 6/1/37		1,897,000	1,869,211
•DaimlerChrysler Holding 5.805% 8/3/09		1,020,000	1,025,817
Denny's 10.00% 10/1/12		295,000	312,700
Federated Retail Holdings
5.35% 3/15/12		265,000	260,614
5.90% 12/1/16		830,000	810,380
#Fontainebleau Las Vegas Holdings 144A 10.25% 6/15/15		100,000	99,000
Ford Motor 7.70% 5/15/97		220,000	168,300
Ford Motor Credit
5.75% 1/12/09	EUR	520,000	701,971
7.375% 10/28/09	USD	355,000	352,577
7.80% 6/1/12		2,345,000	2,289,894
8.00% 12/15/16		255,000	244,646
•8.105% 1/13/12		470,000	469,248
9.75% 9/15/10		395,000	412,734
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,264,000	1,365,120
Gaylord Entertainment 8.00% 11/15/13		375,000	382,031
General Motors 8.375% 7/15/33		1,220,000	1,119,350
Global Cash Access 8.75% 3/15/12		130,000	135,525
#Goodyear Tire & Rubber 144A 8.625% 12/1/11		98,000	103,635
Harrah's Operating 6.50% 6/1/16		450,000	376,351
Isle of Capri Casinos 9.00% 3/15/12		285,000	298,538
#KAR Holdings 144A 10.00% 5/1/15		795,000	779,100
Lear 8.75% 12/1/16		375,000	359,063

Majestic Star Casino 9.50% 10/15/10		410,000	428,450
Mandalay Resort Group
9.375% 2/15/10		100,000	106,000
9.50% 8/1/08		250,000	258,750
#Michaels Stores 144A 11.375% 11/1/16		515,000	540,750
Neiman Marcus PIK 9.00% 10/15/15		300,000	322,500
NPC International 9.50% 5/1/14		320,000	312,000
#OSI Restaurant Partners 144A 10.00% 6/15/15		125,000	120,000
Penney (J.C.)
6.375% 10/15/36		435,000	415,586
7.375% 8/15/08		200,000	202,891
#Pokagon Gaming Authority 144A 10.375% 6/15/14		460,000	509,450
Station Casinos 6.625% 3/15/18		215,000	185,975
Time Warner
5.50% 11/15/11		305,000	301,898
7.625% 4/15/31		735,000	789,691
¶Town Sports International 11.00% 2/1/14		175,000	161,875
Toyota Motor Credit 1.30% 3/16/12	JPY	20,000,000	160,845
True Temper Sports 8.375% 9/15/11	USD	130,000	114,400
#TRW Automotive 144A
7.00% 3/15/14		20,000	19,150
7.25% 3/15/17		200,000	191,500
Viacom
•5.71% 6/16/09		260,000	260,906
5.75% 4/30/11		935,000	934,437
Visteon 8.25% 8/1/10		190,000	189,525
Wheeling Island Gaming 10.125% 12/15/09		1,230,000	1,251,525
WMG Acquisition 7.375% 4/15/14		235,000	219,725
			24,455,849
Consumer Non-Cyclical – 1.35%
AmerisourceBergen
5.625% 9/15/12		15,000	14,773
5.875% 9/15/15		430,000	415,630
#Amgen 144A
5.85% 6/1/17		350,000	345,200
6.375% 6/1/37		825,000	809,809
#Aramark 144A
8.50% 2/1/15		405,000	414,113
•8.856% 2/1/15		135,000	137,700
#Cerveceria Nacional Dominicana 144A 8.00% 3/27/14		325,000	335,563
Chiquita Brands International 8.875% 12/1/15		225,000	213,469
Constellation Brands 8.125% 1/15/12		625,000	639,063
CRC Health 10.75% 2/1/16		540,000	596,700
DEL Laboratories 8.00% 2/1/12		265,000	255,725
HCA 6.50% 2/15/16		300,000	255,375
#HCA 144A 9.125% 11/15/14		155,000	163,331
#HCA PIK 144A 9.625% 11/15/16		25,000	26,938
Healthsouth 10.75% 6/15/16		525,000	572,250
Kraft Foods 4.125% 11/12/09		10,000	9,693
#Miller Brewing 144A 4.25% 8/15/08		280,000	275,845
National Beef Packing 10.50% 8/1/11		375,000	391,875
Pilgrim's Pride
8.375% 5/1/17		700,000	696,499
9.625% 9/15/11		275,000	286,000
#Pinnacle Foods Finance 144A 10.625% 4/1/17		435,000	420,863
Procter & Gamble 2.00% 6/21/10	JPY	58,000,000	479,472
Quest Diagnostic 6.95% 7/1/37	USD	461,000	467,691
Smithfield Foods 7.75% 7/1/17		50,000	50,250
Swift 12.50% 1/1/10		565,000	598,075
#Universal Hospital PIK 144A 8.50% 6/1/15		200,000	199,000
US Oncology
9.00% 8/15/12		215,000	222,525
10.75% 8/15/14		225,000	241,875
•#US Oncology Holdings PIK 144A 9.797% 3/15/12		395,000	390,063
UST 6.625% 7/15/12		75,000	77,881
¶Vanguard Health Holding 11.25% 10/1/15		470,000	385,400
Wyeth
5.50% 2/1/14		315,000	310,882
5.95% 4/1/37		205,000	196,579
			10,896,107

Electric – 2.90%
Arizona Public Service
5.50% 9/1/35	1,035,000	899,816
6.50% 3/1/12	592,000	606,822
Avista 9.75% 6/1/08	140,000	145,188
#Baltimore Gas & Electric 144A 6.35% 10/1/36	965,000	958,788
‡#Calpine 144A 8.496% 7/15/07	146,625	155,606
Commonwealth Edison
6.15% 3/15/12	810,000	814,656
6.95% 7/15/18	119,000	118,005
Dominion Resources
5.687% 5/15/08	505,000	505,714
•6.30% 9/30/66	810,000	815,423
•7.50% 6/30/66	1,460,000	1,536,875
Duquense Light Holdings 5.50% 8/15/15	825,000	770,602
Elwood Energy 8.159% 7/5/26	291,061	307,145
Energy East 6.75% 7/15/36	1,035,000	1,075,765
Entergy Gulf States 5.12% 8/1/10	865,000	847,319
Entergy Mississippi 5.92% 2/1/16	310,000	305,668
#FPL Energy National Wind 144A 5.608% 3/10/24	429,163	417,350
FPL Group Capital
5.625% 9/1/11	310,000	310,201
•6.65% 6/17/67	1,260,000	1,251,809
ISA Capital do Brasil 7.875% 1/30/12	145,000	147,864
#ISA Capital do Brasil 144A
7.875% 1/30/12	690,000	707,250
8.80% 1/30/17	395,000	423,638
#Jersey Central Power & Light 144A 5.65% 6/1/17	820,000	797,556
#Majapahit Holding 144A 7.75% 10/17/16	415,000	422,263
#Midamerican Energy Holdings 144A 5.95% 5/15/37	830,000	784,878
Midamerican Funding 6.75% 3/1/11	10,000	10,382
Midwest Generation 8.30% 7/2/09	160,130	163,332
Mirant Americas Generation 8.30% 5/1/11	375,000	389,063
Mirant North America 7.375% 12/31/13	400,000	411,000
Nevada Power 6.75% 7/1/37	980,000	999,732
Orion Power Holdings 12.00% 5/1/10	300,000	340,500
#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	629,449
Pepco Holdings
5.50% 8/15/07	234,000	234,100
•5.985% 6/1/10	335,000	335,428
6.125% 6/1/17	175,000	173,263
#Power Contract Financing 144A 6.256% 2/1/10	169,814	170,978
•PPL Capital Funding 6.70% 3/30/67	1,555,000	1,499,968
Puget Sound Energy 7.69% 2/1/11	250,000	267,002
#Rede Empresas de Energia Electrica 144A 11.125% 4/2/49	695,000	724,538
TECO Energy 7.20% 5/1/11	10,000	10,413
#TXU Australia 144A 6.15% 11/15/13	375,000	379,681
Westar Energy 5.95% 1/1/35	472,000	432,865
•WPS Resources 6.11% 12/1/66	1,225,000	1,176,718
Xcel Energy 6.50% 7/1/36	25,000	25,367
		23,499,980
Energy – 1.45%
Anadarko Petroleum 5.95% 9/15/16	140,000	136,938
Apache 5.25% 4/15/13	245,000	240,451
Bluewater Finance 10.25% 2/15/12	165,000	172,838
Canadian Natural Resources
6.25% 3/15/38	280,000	265,805
6.50% 2/15/37	1,130,000	1,112,678
#Canadian Oil Sands 144A 4.80% 8/10/09	155,000	152,525
Chesapeake Energy 6.625% 1/15/16	160,000	154,800
Compton Petroleum Finance 7.625% 12/1/13	585,000	580,613
Devon Energy 7.95% 4/15/32	80,000	93,789
#Energy Partners 144A 9.75% 4/15/14	330,000	329,175
Geophysique-Veritas
7.50% 5/15/15	35,000	35,175
7.75% 5/15/17	160,000	162,800
Halliburton 5.50% 10/15/10	5,000	4,999
#Hilcorp Energy I 144A
7.75% 11/1/15	370,000	360,750
9.00% 6/1/16	250,000	260,000

#Lukoil International Finance 144A
6.356% 6/7/17		480,000	465,360
6.656% 6/7/22		345,000	335,513
Mariner Energy 8.00% 5/15/17		200,000	199,500
Nexen 6.40% 5/15/37		180,000	172,645
#OPTI Canada 144A
7.875% 12/15/14		75,000	75,375
8.25% 12/15/14		175,000	178,500
PetroHawk Energy 9.125% 7/15/13		425,000	451,563
Plains Exploration & Production 7.00% 3/15/17		170,000	161,925
•Secunda International 13.356% 9/1/12		200,000	208,000
#Seitel Acquisition 144A 9.75% 2/15/14		270,000	268,650
Siberian Oil 10.75% 1/15/09		15,000	16,092
#Stallion Oilfield Services 144A 9.75% 2/1/15		300,000	307,500
Suncor Energy 6.50% 6/15/38		185,000	186,521
#TNK-BP Finance 144A 6.625% 3/20/17		1,300,000	1,262,690
•TransCanada Pipelines 6.35% 5/15/67		1,380,000	1,329,057
Tyumen Oil 11.00% 11/6/07		15,000	15,317
#VeraSun Energy 144A 9.375% 6/1/17		255,000	238,425
Weatherford International 4.95% 10/15/13		20,000	18,900
Whiting Petroleum 7.25% 5/1/13		230,000	219,650
•Wisconsin Energy 6.25% 5/15/67		1,625,000	1,565,878
			11,740,397
Finance Companies – 2.94%
•American Express 6.80% 9/1/66		715,000	738,503
American General Finance
4.875% 7/15/12		375,000	361,712
5.625% 8/17/11		900,000	899,137
#Capmark Financial Group 144A
5.875% 5/10/12		830,000	819,975
6.30% 5/10/17		815,000	803,454
FTI Consulting 7.625% 6/15/13		375,000	381,563
General Electric Capital
5.00% 4/10/12		1,087,000	1,062,049
5.125% 1/28/14	SEK	3,500,000	515,460
General Electric Capital UK Funding 4.625% 1/18/16	GBP	246,000	443,831
•♦#Glen Meadow Pass Through Trust 144A 6.505% 2/12/67	USD	940,000	923,625
GMAC
4.75% 9/14/09	EUR	517,000	677,276
5.375% 6/6/11	EUR	365,000	475,018
•6.61% 5/15/09	USD	1,580,000	1,580,757
6.625% 5/15/12		275,000	265,833
6.875% 9/15/11		1,560,000	1,535,876
•Goldman Sachs Capital II 5.793% 12/29/49		3,605,000	3,521,976
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		720,000	703,380
International Lease Finance
4.625% 6/2/08		160,000	158,801
5.75% 6/15/11		280,000	281,416
•JPMorgan Chase Capital XXI 6.305% 2/2/37		385,000	381,684
•♦#Mangrove Bay Pass Through Trust 144A 6.102% 7/15/33		835,000	810,326
Residential Capital
5.125% 5/17/12	EUR	200,000	256,811
•5.86% 6/9/08	USD	365,000	361,382
6.00% 2/22/11		325,000	314,734
6.125% 11/21/08		580,000	574,893
6.375% 6/30/10		167,000	164,955
6.375% 5/17/13	GBP	280,000	515,172
•#Residential Capital 144A 7.187% 4/17/09	USD	460,000	458,135
SLM 5.375% 1/15/13		1,653,000	1,461,449
•#SMFG Preferred Capital I 144A 6.078% 12/29/49		1,670,000	1,614,906
•#Washington Mutual Preferred Funding II 144A 6.895% 12/31/49		800,000	789,765
			23,853,854
Industrial - Other – 0.13%
Baldor Electric 8.625% 2/15/17		105,000	111,563
#Mobile Services Group 144A 9.75% 8/1/14		225,000	240,750
RBS Global & Rexnord 11.75% 8/1/16		325,000	350,999
Trimas 9.875% 6/15/12		309,000	319,043
			1,022,355
Insurance – 2.48%
21st Century Insurance 5.90% 12/15/13		275,000	278,608

•Allstate
6.125% 5/15/37	665,000	641,836
6.50% 5/15/57	1,280,000	1,214,208
•#AXA 144A 6.379% 12/14/49	895,000	809,870
•Everest Reinsurance Holdings 6.60% 5/15/37	860,000	822,164
#Farmers Insurance Exchange 144A 8.625% 5/1/24	615,000	712,257
#FBL Financial Group 144A 5.875% 3/15/17	720,000	690,889
#HUB International Holdings 144A 10.25% 6/15/15	125,000	120,938
•#Liberty Mutual Group 144A 7.00% 3/15/37	500,000	480,958
•Marsh & McLennan 5.495% 7/13/07	425,000	425,006
#Max USA Holdings 144A 7.20% 4/14/17	300,000	293,695
MetLife 5.00% 6/15/15	170,000	160,761
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09	450,000	440,961
Montpelier Re Holdings 6.125% 8/15/13	155,000	150,644
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	355,000	410,386
#Nippon Life Insurance 144A 4.875% 8/9/10	345,000	336,487
#NLV Financial 144A 6.50% 3/15/35	385,000	370,070
•#Oil Insurance 144A 7.558% 12/29/49	2,295,000	2,380,330
•PartnerRe Finance II 6.44% 12/1/66	1,148,000	1,092,026
Prudential Financial 6.10% 6/15/17	175,000	177,301
SAFECO Capital Trust I 8.072% 7/15/37	300,000	312,438
St. Paul Travelers 5.01% 8/16/07	275,000	274,889
#Sul America Participacoes 144A 8.625% 2/15/12	225,000	232,875
Transatlantic Holdings 5.75% 12/14/15	1,154,000	1,127,235
•Travelers 6.25% 3/15/37	340,000	327,305
•♦#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	600,000	601,929
Unitrin 6.00% 5/15/17	555,000	538,980
Unum Group 5.859% 5/15/09	250,000	250,825
#USI Holdings 144A 9.75% 5/15/15	150,000	150,000
WellPoint
4.25% 12/15/09	150,000	145,382
5.875% 6/15/17	860,000	851,024
•#White Mountains Re Group 144A 7.506% 5/29/49	405,000	396,435
XL Capital
6.25% 5/15/27	555,000	537,471
•6.50% 12/31/49	1,492,000	1,403,733
•#ZFS Finance USA 144A 6.50% 5/9/37	1,000,000	968,871
		20,128,787
Natural Gas – 0.53%
#Dynergy Holdings 144A 7.75% 6/1/19	125,000	116,875
El Paso 7.00% 6/15/17	100,000	99,404
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	175,000	181,125
Enbridge 5.80% 6/15/14	95,000	94,349
Enterprise Products Operating
4.00% 10/15/07	125,000	124,491
4.625% 10/15/09	410,000	401,778
7.50% 2/1/11	87,000	91,783
•8.375% 8/1/66	375,000	400,860
Inergy Finance
6.875% 12/15/14	90,000	85,725
8.25% 3/1/16	75,000	77,438
Kinder Morgan Finance 5.35% 1/5/11	460,000	450,332
ONEOK 5.51% 2/16/08	345,000	345,044
#Regency Energy Partners 144A 8.375% 12/15/13	300,000	310,500
Valero Energy 6.625% 6/15/37	1,160,000	1,158,394
Valero Logistics Operations 6.05% 3/15/13	350,000	350,283
		4,288,381
Real Estate – 0.79%
American Real Estate Partners 8.125% 6/1/12	280,000	282,450
BF Saul REIT 7.50% 3/1/14	565,000	569,944
#China Properties Group 144A 9.125% 5/4/14	335,000	317,413
Developers Diversified Realty
4.625% 8/1/10	95,000	92,255
5.25% 4/15/11	100,000	98,390
5.375% 10/15/12	440,000	431,662
#Greentown China Holdings 144A 9.00% 11/8/13	545,000	556,581
HRPT Properties Trust 6.25% 6/15/17	355,000	358,356
iStar Financial
5.15% 3/1/12	295,000	284,166
5.875% 3/15/16	495,000	477,342
8.75% 8/15/08	330,000	340,325

#Realogy 144A 12.375% 4/15/15		385,000	352,275
Regency Centers 5.875% 6/15/17		350,000	344,830
Rouse 7.20% 9/15/12		175,000	180,483
United Dominion Realty Trust 3.90% 3/15/10		205,000	196,038
•#USB Realty 144A 6.091% 12/22/49		1,500,000	1,472,865
			6,355,375
Technology – 0.64%
Broadridge Financial Solutions 6.125% 6/1/17		860,000	842,699
Dell 6.55% 4/15/08		150,000	151,275
#Freescale Semiconductor 144A 10.125% 12/15/16		1,045,000	987,524
International Business Machines 4.00% 11/11/11	EUR	400,000	523,317
MagnaChip Semiconductor 8.00% 12/15/14	USD	940,000	690,900
Solectron Global Finance 8.00% 3/15/16		245,000	263,375
Sungard Data Systems 10.25% 8/15/15		264,000	280,500
Xerox
5.50% 5/15/12		825,000	811,680
6.40% 3/15/16		660,000	665,167
			5,216,437
Transportation – 0.97%
American Airlines
6.817% 5/23/11		320,000	319,200
6.977% 5/23/21		127,566	123,101
#Bristow Group 144A 7.50% 9/15/17		225,000	226,688
Continental Airlines 6.503% 6/15/11		390,000	391,463
Delta Air Lines 7.57% 11/18/10		250,000	259,584
#DP World 144A 6.85% 7/2/37		605,000	606,304
#DP World Sukuk 144A 6.25% 7/2/17		1,390,000	1,381,242
#Erac USA Finance 144A
5.30% 11/15/08		100,000	99,256
7.35% 6/15/08		380,000	385,288
Hertz 8.875% 1/1/14		425,000	445,188
¶H-Lines Finance Holdings 11.00% 4/1/13		475,000	467,875
Horizon Lines 9.00% 11/1/12		205,000	217,813
Kansas City Southern de Mexico 9.375% 5/1/12		650,000	698,749
Kansas City Southern Railway 9.50% 10/1/08		175,000	182,000
‡Northwest Airlines 10.00% 2/1/09		65,000	8,694
Red Arrow International Leasing 8.375% 3/31/12	RUB	47,729,816	1,925,000
Seabulk International 9.50% 8/15/13	USD	90,000	96,638
			7,834,083
Total Corporate Bonds (cost $239,244,905)			238,470,182
Foreign Agencies – 1.08%Δ
Austria – 0.09%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	93,000,000	767,964
			767,964
Germany – 0.70%
KFW
1.75% 3/23/10	JPY	49,000,000	404,097
3.50% 7/4/21	EUR	1,035,000	1,215,669
4.125% 7/4/17	EUR	1,969,000	2,540,856
8.25% 9/20/07	ISK	70,600,000	1,115,853
Rentenbank 1.375% 4/25/13	JPY	48,000,000	384,407
			5,660,882
Luxembourg – 0.18%
#Gazprom 144A 6.212% 11/22/16	USD	1,471,000	1,436,432
			1,436,432
Quatar – 0.11%
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		400,000	393,937
5.838% 9/30/27		500,000	465,199
			859,136
Total Foreign Agencies (cost $8,954,808)			8,724,414
Municipal Bonds – 2.38%
Allentown, Pennsylvania 3.98% 10/1/11 (AMBAC)		320,000	302,941
Aruba Airport Authority Series A 7.70% 1/1/13 (MBIA)		147,000	154,181
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		260,000	273,005
California State
5.00% 2/1/33		5,000	5,082
§5.00% 2/1/33-14		60,000	63,604

California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	195,000	201,433
College Park, Georgia Revenue Series A 5.557% 1/1/09 (FGIC)	1,585,000	1,592,291
Delaware River Port Authority Series A 7.54% 1/1/13 (FSA)	805,000	880,702
Escondido, California Joint Powers Financing Authority Series B 5.53% 9/1/18 (FGIC)	1,940,000	1,940,794
Escondido, California Revenue (Wastewater Capital Projects) Series B 5.75% 9/1/25 (MBIA)	565,000	552,807
Gainesville, Florida Utilities System Revenue 5.31% 10/1/21 (FSA)	1,580,000	1,523,847
Hoboken, New Jersey General Obligation Taxable Series B 4.26% 2/1/10 (MBIA)	325,000	316,947
Illinois State Taxable Pension 5.10% 6/1/33	120,000	109,429
La Quinta, California Redevelopment Agency Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)	560,000	554,014
6.24% 9/1/23 (AMBAC)	640,000	649,126
Los Angeles, California Community Redevelopment
Series B 5.83% 12/1/17 (FSA)	635,000	639,331
Series D 5.60% 7/1/18 (MBIA)	80,000	77,982
Series D 6.02% 9/1/21 (MBIA)	950,000	952,223
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	355,000	367,468
Metropolitan Washington, District of Columbia Airport Authority Series C 4.62% 10/1/10 (FGIC)	15,000	14,722
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	100,000	106,525
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	125,000	131,419
Oregon State Taxable Pension 5.892% 6/1/27	65,000	65,936
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B
3.82% 12/1/08 (FGIC)	55,000	54,020
5.18% 12/1/13 (FGIC)	105,000	102,649
San Diego, California Redevelopment Tax Allocation Series C 5.81% 9/1/19 (XLCA)	645,000	640,221
Sisters of Providence Obligated Group 7.47% 10/1/07 (MBIA)	1,284,000	1,290,471
South Texas Detention Complex Local Development Revenue 4.92% 2/1/14 (MBIA)	1,150,000	1,113,005
Stockton, California Pension Obligation Series B 5.675% 9/1/26 (FSA)	1,945,000	1,880,892
University Enterprises Series B 5.42% 10/1/37 (FGIC)	1,455,000	1,353,383
Waterbury, Connecticut Series B 5.43% 4/1/09 (FSA)	189,000	188,543
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	590,000	574,501
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	635,000	648,138
Total Municipal Bonds (cost $19,634,978)		19,321,632

Non-Agency Asset-Backed Securities – 3.81%
•Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12	7,005,000	7,001,989
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	49,005	48,742
Citigroup Mortgage Loan Trust
Series 2006-WF2 A2B 5.735% 5/25/36	2,850,000	2,839,775
•Series 2006-WFH4 A1 5.37% 11/25/36	1,067,080	1,067,134
Countrywide Asset-Backed Certificates
•Series 2006-4 2A2 5.50% 7/25/36	935,000	935,909
Series 2006-11 1AF3 6.05% 9/25/46	770,000	771,474
Series 2006-11 1AF6 6.112% 9/25/46	1,450,000	1,442,739
Series 2006-15 A3 5.689% 10/25/46	170,000	168,746
Series 2006-15 A6 5.826% 10/25/46	525,000	513,437
Series 2006-S3 A2 6.085% 6/25/21	490,000	491,195
Series 2006-S7 A3 5.712% 11/25/35	995,000	984,913
Series 2006-S9 A3 5.728% 8/25/36	660,000	649,692
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	39	19
Credit-Based Asset Servicing and Securitization
Series 2005-CB8 AF1B 5.451% 12/25/35	128,930	128,369
#Series 2006-SL1 A2 144A 5.556% 9/25/36	450,000	446,342
Series 2007-CB1 AF2 5.721% 1/25/37	350,000	349,164
#Drive Auto Receivables Trust Series 2005-2 A2 144A 4.12% 1/15/10	443,430	442,106
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	630,000	632,093
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	179,640
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09	70,000	69,303
Household Automotive Trust Series 2006-3 A2 5.38% 12/17/09	1,166,632	1,166,176
•HSI Asset Securitization Trust Series 2006-HE1 2A1 5.37% 10/25/36	1,255,326	1,253,870
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	285,945	277,167
Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	47,153	47,084
Series 2005-1 A 5.745% 1/15/40	241,941	236,044
#Series 2006-1 A 144A 5.787% 10/15/40	157,384	153,351
•Morgan Stanley ABS Capital Series 2006-NC4 A2C 5.47% 6/25/36	2,825,000	2,824,982
New Century Home Equity Loan Trust Series 2005-A A2 4.461% 8/25/35	399,243	396,104
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	235,000	235,488

Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	219,154	218,381
Series 2005-4 A3 5.565% 2/25/36	150,000	149,391
Series 2006-3 AF1 5.917% 11/25/36	1,336,246	1,332,528
Series 2006-4 AF1 5.545% 1/25/37	1,166,825	1,162,080
•Residential Asset Mortgage Products Series 2006-RS6 A1 5.39% 11/25/36	916,644	916,642
RSB Bondco Series 2007-A A2 5.72% 4/1/18	405,000	404,809
#Securitized Asset-Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	359,993	358,890
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	118,964	106,592
•Series 2005-NC1 A7 5.55% 2/25/35	367	367
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	164,368	170,082
WFS Financial Owner Trust Series 2005-1 D 4.09% 8/17/12	324,742	321,897
Total Non-Agency Asset-Backed Securities (cost $30,964,028)		30,894,706
Non-Agency Collateralized Mortgage Obligations – 18.30%
ABN Amro Mortgage Series 2003-4 A5 4.75% 3/25/33	352,122	349,878
•Adjustable Rate Mortgage Trust
Series 2005-10 3A31 5.419% 1/25/36	1,145,000	1,115,735
Series 2006-2 1A4 5.762% 5/25/36	1,440,000	1,431,966
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	19,588	19,322
Series 2004-2 1A1 6.00% 3/25/34	63,429	62,467
Series 2004-10 1CB1 6.00% 11/25/34	224,907	226,347
Series 2005-3 2A1 5.50% 4/25/20	150,747	147,921
Series 2005-5 2CB1 6.00% 6/25/35	336,575	331,790
Series 2005-6 7A1 5.50% 7/25/20	459,380	450,480
Series 2005-9 5A1 5.50% 10/25/20	454,332	445,245
Bank of America Funding Securities Series 2005-8 1A1 5.50% 1/25/36	1,138,134	1,088,519
Bank of America Mortgage Securities
Series 2003-2 1A11 5.50% 4/25/33	1,455,000	1,448,312
Series 2004-3 1A2O 4.25% 4/25/34	379,594	374,247
Series 2005-9 2A1 4.75% 10/25/20	454,700	441,495
•Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1 1A1 4.625% 2/25/36	2,993,280	2,924,183
Series 2006-4 2A1 5.815% 10/25/36	1,219,761	1,217,048
Series 2007-3 1A1 5.487% 5/25/47	1,264,045	1,252,745
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.158% 5/25/36	493,404	494,775
Series 2006-3 34A1 6.156% 5/25/36	246,966	247,644
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	408,931	407,450
Cendant Mortgage Trust
Series 2003-1 A6 5.50% 2/25/33	85	85
Series 2004-1 A3 5.50% 2/25/34	510,820	508,803
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	780,713	755,208
Series 2004-S3 2A1 5.25% 3/25/34	440,649	437,423
•Series 2005-A1 3A1 5.27% 12/25/35	862,575	850,137
Citicorp Mortgage Securities
Series 2003-3 A4 5.50% 3/25/33	85,514	85,249
Series 2004-1 1A1 5.25% 1/25/34	1,535,284	1,516,684
Series 2004-8 1A1 5.50% 10/25/34	707,282	702,566
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2 6.75% 8/25/34	230,070	232,263
•Series 2006-AR2 1A2 5.537% 3/25/36	1,779,934	1,769,787
•Series 2007-AR5 1AB 5.625% 4/25/37	620,751	615,500
Citimortgage Alternative Loan Trust 2006-A2 A1 6.00% 5/25/36	1,391,547	1,392,378
Countrywide Alternative Loan Trust
Series 2002-11 A4 6.25% 10/25/32	406,305	409,224
Series 2003-21T1 A2 5.25% 12/25/33	852,126	843,852
Series 2004-14T2 A6 5.50% 8/25/34	810,151	804,247
Series 2004-1T1 A2 5.50% 2/25/34	902,620	896,446
Series 2004-28CB 6A1 6.00% 1/25/35	640,767	631,857
Series 2004-J1 1A1 6.00% 2/25/34	25,661	25,538
Series 2004-J2 7A1 6.00% 12/25/33	44,592	43,889
Series 2004-J7 1A2 4.673% 8/25/34	47,739	47,405
•Series 2005-63 3A1 5.887% 11/25/35	506,704	505,063
Series 2006-2CB A3 5.50% 3/25/36	377,979	375,231
Series 2006-19CB A15 6.00% 8/25/36	2,695,019	2,700,011
Series 2006-25CB A8 6.00% 10/25/36	1,416,416	1,417,701
Series 2006-31CB A8 5.75% 11/25/36	920,945	915,117

♦Countrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.077% 5/25/33	14,687	14,585
Series 2005-23 A1 5.50% 11/25/35	1,029,586	984,702
Series 2005-29 A1 5.75% 12/25/35	2,340,271	2,268,220
Series 2006-1 A2 6.00% 3/25/36	400,223	392,781
Series 2006-1 A3 6.00% 3/25/36	117,237	114,434
Series 2006-17 A5 6.00% 12/25/36	388,880	386,814
•Series 2006-HYB3 3A1A 6.095% 5/25/36	532,355	535,328
•Series 2007-HYB1 4A2 5.946% 3/25/37	457,582	457,388
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	12,916	13,162
Series 2004-1 3A1 7.00% 2/25/34	6,976	7,109
Credit Suisse Mortgage Capital Certificates
Series 2006-9 3A1 6.00% 11/25/36	47,385	46,578
Series 2007-1 5A14 6.00% 2/25/37	1,920,977	1,917,570
Series 2007-3 4A15 5.50% 4/25/37	1,822,238	1,797,891
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.062% 6/26/35	1,720,000	1,629,004
•First Horizon Asset Securities
Series 2005-AR2 2A1 5.121% 6/25/35	873,314	863,392
Series 2006-AR4 1A2 5.506% 1/25/37	2,485,136	2,461,775
Series 2007-AR1 1A1 5.862% 5/25/37	2,343,797	2,334,641
Series 2007-AR2 1A1 5.865% 8/25/37	320,000	319,600
GMAC Mortgage Loan Trust
•Series 2005-AR2 4A 5.187% 5/25/35	443,443	434,441
•Series 2005-AR6 4A1 5.462% 11/19/35	1,280,830	1,246,824
Series 2006-J1 A1 5.75% 4/25/36	2,046,122	2,036,846
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	28,685	29,881
Series 1999-3 A 8.00% 8/19/29	46,834	49,069
Series 2005-RP1 1A3 8.00% 1/25/35	401,838	422,086
Series 2005-RP1 1A4 8.50% 1/25/35	179,659	190,410
Series 2006-RP1 1A2 7.50% 1/25/36	481,794	500,126
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	196,097	191,409
•Series 2006-AR1 2A4 5.181% 1/25/36	2,215,000	2,177,438
•Series 2007-AR1 2A1 6.015% 3/25/37	3,459,696	3,461,441
•Series 2007-AR2 2A1 5.498% 5/25/47	1,194,522	1,187,709
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.848% 12/25/35	465,673	463,782
Series 2006-AR1 A1 5.947% 8/25/36	1,291,568	1,288,878
Series 2006-AR2 1A1A 5.54% 4/25/46	495,445	495,784
Series 2006-AR3 1A1 5.369% 12/25/36	2,436,711	2,407,011
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.852% 12/25/34	500,829	490,821
Series 2005-A4 1A1 5.40% 7/25/35	311,664	307,139
Series 2005-A6 1A2 5.14% 9/25/35	605,000	585,823
Series 2006-A2 2A4 5.755% 4/25/36	2,025,000	2,014,049
Series 2006-A6 2A4L 5.569% 10/25/36	1,590,000	1,560,642
Series 2007-A1 6A1 4.78% 7/25/35	2,819,673	2,760,573
Series 2007-A4 1A1 5.497% 6/25/37	2,838,892	2,830,461
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	394,522	392,466
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.923% 12/25/33	15,490	15,740
Series 2005-6 7A1 5.339% 6/25/35	194,431	191,479
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	16,545	16,877
Series 2003-9 1A1 5.50% 12/25/18	16,866	16,539
Series 2004-3 8A1 7.00% 4/25/34	18,404	18,501
Series 2004-5 6A1 7.00% 6/25/34	211,649	213,680
Series 2005-3 7A1 6.00% 4/25/35	196,527	193,732
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	545,851	521,544
Series 2003-11 6A12 4.75% 12/25/33	370,000	364,223
Series 2004-4 2A1 5.00% 4/25/34	992,687	978,392
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	178,469	187,178
Series 2005-2 1A4 8.00% 5/25/35	524,696	552,868
•Merrill Lynch Mortgage Investors
Series 2005-A5 A2 4.566% 6/25/35	460,000	447,678
Series 2005-A9 2A1C 5.15% 12/25/35	2,435,000	2,393,249

Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	233,913	235,192
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	475,000	463,653
Series 2006-AF1 1A2 6.159% 5/25/36	500,000	503,722
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	45,616	45,124
Residential Accredit Loans
Series 2004-QS2 CB 5.75% 2/25/34	135,072	130,408
Series 2006-QS18 3A1 5.75% 12/25/21	2,477,437	2,465,709
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	11,406	11,557
Series 2004-SL4 A3 6.50% 7/25/32	103,221	104,537
Series 2005-SL1 A2 6.00% 5/25/32	207,626	208,607
•Residential Funding Mortgage Securities I
Series 2006-SA3 3A1 6.043% 9/25/36	478,973	480,108
Series 2007-SA1 2A2 5.627% 2/25/37	2,302,618	2,286,507
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	108,906	107,770
•Series 2005-18 1A1 5.659% 9/25/35	779,445	775,314
•Series 2005-21 6A3 5.40% 11/25/35	1,065,000	1,027,806
•Series 2005-3XS A2 5.57% 1/25/35	93,212	93,244
•Series 2006-1 7A4 5.62% 2/25/36	1,305,000	1,263,522
Structured Asset Securities
•Series 2002-22H 1A 6.949% 11/25/32	16,558	16,730
Series 2004-5H A2 4.43% 12/25/33	203,071	201,571
Series 2004-12H 1A 6.00% 5/25/34	149,280	146,971
Series 2005-6 4A1 5.00% 5/25/35	602,506	560,237
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	114,619	112,488
Series 2005-1 6A2 6.50% 3/25/35	23,860	23,901
Series 2005-9 3CB 5.50% 10/25/20	487,730	483,127
Series 2006-2 2CB 6.50% 3/25/36	343,348	345,119
Series 2006-5 2CB3 6.00% 7/25/36	495,158	498,466
•Series 2006-AR5 3A 5.962% 7/25/46	343,055	343,310
tWashington Mutual Pass Through Certificates
Series 2002-S8 2A1 4.50% 1/25/18	41,247	41,074
Series 2004-CB3 1A 6.00% 10/25/34	220,639	217,571
Series 2004-CB3 4A 6.00% 10/25/19	111,478	111,516
•Series 2005-AR16 1A3 5.104% 12/25/35	1,225,000	1,201,262
•Series 2005-AR18 1A3A 5.257% 1/25/36	2,200,000	2,166,903
•Series 2006-AR7 1A 6.009% 7/25/46	238,977	238,977
•Series 2006-AR10 1A1 5.951% 9/25/36	441,435	441,021
•Series 2006-AR14 2A1 5.768% 11/25/36	2,994,640	2,983,263
•Series 2006-AR16 1A1 5.61% 12/25/36	2,058,921	2,044,211
•Series 2006-AR18 2A2 5.497% 1/25/37	1,670,000	1,625,465
•Series 2007-HY1 1A1 5.72% 2/25/37	1,098,689	1,095,795
•Series 2007-HY2 1A1 5.635% 12/25/36	2,598,476	2,583,667
•Series 2007-HY3 4A1 5.353% 3/25/37	3,524,713	3,491,980
•Series 2007-HY4 1A1 5.565% 4/25/37	2,583,342	2,555,389
•Series 2007-HY6 2A2 5.286% 6/25/37	1,033,773	1,005,182
•Series 2007-HY7 4A1 5.879% 7/25/37	2,945,000	2,920,311
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.892% 8/25/34	3,571,383	3,478,890
•Series 2004-T A1 5.291% 9/25/34	165,926	167,186
Series 2005-12 1A7 5.50% 11/25/35	635,037	603,980
Series 2005-14 2A1 5.50% 12/25/35	221,006	211,371
Series 2005-17 1A1 5.50% 1/25/36	546,749	522,231
Series 2005-17 1A2 5.50% 1/25/36	505,048	480,348
•Series 2005-AR13 A1 5.314% 5/25/35	1,689,000	1,653,327
Series 2006-1 A3 5.00% 3/25/21	647,030	621,351
Series 2006-2 3A1 5.75% 3/25/36	546,082	533,879
Series 2006-3 A1 5.50% 3/25/36	1,235,008	1,222,011
Series 2006-3 A11 5.50% 3/25/36	1,478,000	1,404,651
Series 2006-4 2A3 5.75% 4/25/36	215,589	209,724
Series 2006-6 1A3 5.75% 5/25/36	1,460,927	1,454,197
•Series 2006-AR4 1A1 5.862% 4/25/36	763,750	761,345
•Series 2006-AR4 2A1 5.777% 4/25/36	499,967	497,281
•Series 2006-AR5 2A1 5.531% 4/25/36	308,846	307,640
•Series 2006-AR6 7A1 5.115% 3/25/36	2,365,668	2,312,162

•Series 2006-AR10 5A1 5.599% 7/25/36		462,811	460,206
•Series 2006-AR10 5A6 5.599% 7/25/36		2,509,646	2,493,125
•Series 2006-AR11 A6 5.518% 8/25/36		2,330,000	2,286,497
•Series 2006-AR14 2A4 6.094% 10/25/36		345,845	347,460
•Series 2006-AR17 A1 5.344% 10/25/36		3,295,386	3,254,742
•Series 2006-AR18 2A2 5.725% 11/25/36		1,024,134	1,016,856
•Series 2006-AR19 A1 5.654% 12/25/36		1,219,759	1,204,519
Total Non-Agency Collateralized Mortgage Obligations (cost $149,265,670)			148,304,262

Regional Agencies – 0.21%Δ
Australia – 0.21%
New South Wales Treasury
5.50% 3/1/17	AUD	1,279,000	997,441
6.00% 5/1/12	AUD	890,000	730,465
Total Regional Agencies (cost $1,634,517)			1,727,906
Regional Authorities – 0.16%Δ
Argentina – 0.06%
#Province of Buenos Aires 144A 9.625% 4/18/28	USD	510,000	478,125
			478,125
Canada – 0.10%
Ontario Province
1.875% 1/25/10	JPY	25,000,000	207,026
5.375% 12/2/12	CAD	246,000	237,922
Saskatchewan Province 4.75% 6/1/40	CAD	371,000	338,454
			783,402
Total Regional Authorities (cost $1,293,896)			1,261,527
@«Senior Secured Loans – 1.61%
AWAS 2nd Lien 11.44% 3/21/13	USD	465,755	470,413
Claires Stores 8.36% 5/7/14		50,000	49,625
Community Health Systems
7.61% 7/2/14		225,000	225,000
9.36% 4/10/08		700,000	698,250
Ford Motor 8.36% 11/29/13		1,467,625	1,476,548
General Motors 7.745% 11/17/13		798,000	805,481
Georgia Pacific Term Tranche Loan B 7.345% 12/20/12		591,000	592,933
Goodyear Tire 7.10% 4/30/10		125,000	124,063
HCA 7.614% 11/17/13		746,250	751,776
Healthsouth 8.62% 3/10/13		859,705	863,574
Idearc 7.35% 11/1/14		298,500	299,784
Lyondell Chemical 7.11% 8/16/13		297,750	297,978
Sirius Satellite Radio 7.61% 6/20/12		100,000	100,313
Spirit Finance 8.36% 5/23/13		125,000	125,313
Talecris Biotherapeutics 2nd Lien 11.82% 12/6/14		480,000	496,800
Telesat Canada 9.00% 2/14/08		795,000	795,000
Tribune 8.698% 5/30/14		100,000	99,250
United Airlines 7.375% 2/1/14		700,000	700,875
Univision Communications 7.60% 9/15/14		535,000	524,720
Visteon 8.18% 6/13/13		300,000	300,939
Wind Acquisition PIK 12.61% 12/7/11		400,000	412,000
Windstream Term Loan B 8.36% 7/17/13		2,811,429	2,819,918
Total Senior Secured Loans (cost $13,121,687)			13,030,553
Sovereign Agency– 0.05%Δ
Norway – 0.05%
Kommunalbanken 4.25% 10/24/11	NOK	2,750,000	445,574
Total Sovereign Agency (cost $440,545)			445,574
Sovereign Debt – 7.67%Δ
Austria – 0.28%
Republic of Austria 5.25% 1/4/11	EUR	498,000	689,109
#Republic of Austria 144A 4.00% 9/15/16	EUR	1,226,000	1,583,238
			2,272,347
Brazil – 0.91%
Federal Republic of Brazil
8.00% 1/15/18	USD	420,000	462,630
10.25% 1/10/28	BRL	2,460,000	1,431,456
12.50% 1/5/22	BRL	5,492,000	3,672,627
•Nota do Tesouro Nacional (Treasury Note) 10.00% 1/12/12	BRL	3,410,000	1,823,180
			7,389,893

Colombia – 0.32%
Republic of Colombia
7.375% 9/18/37	USD	795,000	884,438
9.85% 6/28/27	COP	1,069,000,00	574,318
12.00% 10/22/15	COP	1,883,000,00	1,105,466
			2,564,222
El Salvador – 0.02%
Republic of El Salvador 7.65% 6/15/35	USD	130,000	149,175
			149,175
France – 0.23%
France Government O.A.T.
4.00% 10/25/38	EUR	797,000	949,610
4.00% 4/25/55	EUR	819,000	963,305
			1,912,915
Germany – 0.18%
Deutschland Republic 6.25% 1/4/24	EUR	911,000	1,450,289
			1,450,289
Indonesia – 0.87%
Republic of Indonesia
10.00% 9/17/24	IDR	15,964,000,000	1,818,842
10.25% 7/15/22	IDR	14,939,000,000	1,741,480
10.25% 7/15/27	IDR	26,717,000,000	3,099,599
#Republic of Indonesia 144A 6.625% 2/17/37	USD	405,000	390,825
			7,050,746
Jamaica – 0.10%
Jamaica Government 8.00% 3/15/39	USD	825,000	808,500
			808,500
Japan – 2.25%
Japan Government
5 yr Bond 1.50% 6/20/11	JPY	286,450,000	2,342,477
10 yr Bond 1.70% 3/20/17	JPY	5,050,000	40,422
10 yr Bond 1.90% 6/20/16	JPY	298,350,000	2,444,338
20 yr Bond 2.00% 3/20/27	JPY	1,144,000,00	8,967,336
20 yr Bond 2.10% 12/20/26	JPY	196,450,000	1,562,135
20 yr Bond 2.30% 6/20/26	JPY	279,900,000	2,301,075
Japanese Government CPI Linked Bond 0.80% 3/10/16	JPY	70,489,700	553,134
			18,210,917
Malaysia – 0.51%
Malaysian Government
3.718% 6/15/12	MYR	9,270,000	2,728,268
3.756% 4/28/11	MYR	3,054,000	898,016
3.814% 2/15/17	MYR	200,000	59,414
7.00% 3/15/09	MYR	1,613,000	495,712
			4,181,410
Mexico – 0.41%
Mexican Government
8.00% 12/17/15	MXN	25,445,000	2,400,954
9.00% 12/20/12	MXN	3,548,000	347,838
10.00% 12/5/24	MXN	5,220,000	590,173
			3,338,965
Norway – 0.21%
Norwegian Government
5.00% 5/15/15	NOK	4,950,000	829,726
6.50% 5/15/13	NOK	4,904,000	884,746
			1,714,472
Pakistan – 0.09%
#Republic of Pakistan 144A 6.875% 6/1/17	USD	810,000	779,625
			779,625
Panama – 0.04%
Republic of Panama 6.70% 1/26/36	USD	315,000	322,875
			322,875
Peru – 0.04%
Republic of Peru 6.55% 3/14/37	USD	315,000	317,363
			317,363
Philippines – 0.06%
Republic of Philippines 8.25% 1/15/14	USD	440,000	482,900
			482,900
Poland – 0.12%
Poland Government
5.25% 10/25/17	PLN	1,450,000	504,698
6.25% 10/24/15	PLN	1,224,000	457,254
			961,952

Republic of Korea – 0.07%
Government of South Korea 4.25% 12/7/21	EUR	450,000	554,983
			554,983
Sweden – 0.12%
Sweden Government 5.50% 10/8/12	SEK	6,205,000	949,639
			949,639
Turkey – 0.26%
Republic of Turkey
6.875% 3/17/36	USD	90,000	85,613
11.875% 1/15/30	USD	1,335,000	2,052,562
			2,138,175
United Kingdom – 0.55%
U.K. Treasury
4.25% 3/7/11	GBP	1,530,000	2,917,894
4.75% 9/7/15	GBP	258,000	491,426
5.00% 3/7/12	GBP	284,000	554,343
9.00% 7/12/11	GBP	208,000	465,342
			4,429,005
Uruguay – 0.03%
Republic of Uruguay 7.625% 3/21/36	USD	198,000	217,800
			217,800
Total Sovereign Debt (cost $61,910,269)			62,198,168

Supranational Banks – 1.11%
Asia Development Bank 0.50% 10/9/12	AUD	497,000	305,299
Corp Andina de Fomento 5.75% 1/12/17	USD	900,000	885,125
European Investment Bank
1.40% 6/20/17	JPY	123,500,000	963,049
4.25% 12/7/10	GBP	425,000	806,763
6.00% 7/15/09	NZD	1,294,000	958,166
Inter-American Development Bank 13.00% 6/20/08	ISK	205,000,000	3,291,461
International Bank for Reconstruction & Development 13.625% 5/9/17	TRY	975,000	743,418
Nordic Investment Bank
1.70% 4/27/17	JPY	70,000,000	556,875
4.625% 7/30/10	NOK	3,150,000	521,469
Total Supranational Banks (cost $9,027,718)			9,031,625

U.S. Treasury Obligations – 8.33%
U.S. Treasury Bonds
4.50% 2/15/36	USD	2,777,000	2,515,357
6.00% 2/15/26		15,851,000	17,307,326
8.75% 8/15/20		1,143,000	1,526,799
U.S. Treasury Inflation Index Notes
2.00% 1/15/26		520,680	471,785
2.375% 4/15/11		291,567	288,469
2.375% 1/15/17		1,076,145	1,051,007
¥3.00% 7/15/12		758,690	773,627
3.625% 1/15/08		307,046	307,334
U.S. Treasury Notes
4.50% 5/15/10		385,000	381,090
4.50% 5/15/17		3,745,000	3,591,691
4.625% 12/31/11		15,503,000	15,315,274
4.625% 2/29/12		18,728,000	18,493,919
4.875% 8/31/08		1,279,000	1,277,403
4.875% 6/30/12		4,202,000	4,191,827
Total U.S. Treasury Obligations (cost $67,949,606)			67,492,908

		Number of
		Shares
Common Stock – 0.21%
†Adelphia		205,000	63,550
†Adelphia Recovery Trust Series ACC-1		201,191	18,711
†Adelphia Recovery Trust Series Arahova		859,019	453,562
†Century Communications		1,975,000	1,852
†Charter Communications Class A		5,800	23,490
†Foster Wheeler		1,044	111,698
†Mirant		3,254	138,783
†Northwest Airlines		1,562	34,675
†Time Warner Cable Class A		21,432	839,484
Total Common Stock (cost $1,417,305)			1,685,805

Preferred Stock – 0.03%
Arch Capital Group 8.00%		5,809	148,130
Nexen 7.35%		3,225	81,915
Total Preferred Stock (cost $231,880)			230,045
Warrant – 0.08%
†Argentina GDP Linked, expiration date 12/15/35		4,194,000	614,421
Total Warrant (cost $552,215)			614,421
		Principal
		Amount°
^Discount Note – 3.71%
Federal Home Loan Bank 4.802% 7/2/07	USD	30,079,000	30,074,989
Total Discount Note (cost $30,074,989)			30,074,989
Currency Options Purchased – 0.01%
Put USD 8,271,000, Call JPY 936,690,750, expiration date 8/17/07			2,150
Put USD 6,872,000, Call JPY 842,850,800, expiration date 7/26/07			45,012
Total Currency Options Purchased (cost $126,520)			47,162

Total Value of Securities – 103.44%
(cost $843,607,300)			838,498,260
Liabilities Net of Receivables and Other Assets (See Notes) – (3.44%)			(27,851,004)
Net Assets Applicable to 90,326,214 Shares Outstanding – 100.00%			$810,647,256

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ISK – Iceland Krona
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

†Non-income producing security for the period ended June 30, 2007.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of June 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $92,839,563, which represented 11.46% of the Fund’s net assets. See Note 6 in "Notes."
@Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $13,030,553, which represented 1.61% of the Fund’s net assets. See Note 6 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $130,263, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes."
¥Fully or partially pledged as collateral for financial futures contracts.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CPI – Consumer Price Index
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GDP – Gross Domestic Product
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
O.A.T – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
XLCA – Insured by XL Capital Assurance
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2007:

Foreign Currency Exchange Contracts[1]

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(3,070,000)	USD	2,595,194	8/31/07	$ (3,069)
AUD	273,433	NZD	(304,000)	8/31/07	(1,717)
CAD	479,103	NOK	(2,659,589)	8/31/07	(1,180)
CHF	612,185	PLN	(1,409,000)	8/31/07	(2,697)
CHF	2,379,380	GBP	(975,000)	8/31/07	1,431
EUR	(3,500,000)	USD	4,724,300	8/31/07	(23,379)
EUR	(2,861,681)	USD	3,862,696	8/31/07	(19,115)
EUR	(2,355,970)	USD	3,179,301	8/31/07	(16,524)
EUR	(760,094)	USD	1,029,753	7/31/07	(188)
EUR	(705,660)	JPY	116,752,424	8/31/07	(946)
EUR	219,774	NZD	(390,330)	8/31/07	(1,220)
EUR	429,833	SEK	(3,985,538)	8/31/07	(1,539)
EUR	692,515	NOK	(5,558,648)	8/31/07	(4,312)
EUR	805,427	NZD	(1,433,000)	7/31/07	(10,458)
EUR	1,189,889	GBP	(803,000)	8/31/07	3,024
GBP	(689,000)	USD	1,375,492	8/31/07	(6,829)
GBP	243,000	USD	(484,261)	7/31/07	3,504
GBP	668,183	JPY	(163,519,000)	8/31/07	1,245
IDR	9,538,390,000	USD	(1,061,000)	7/17/07	(5,296)
JPY	(646,367,000)	USD	5,274,851	8/31/07	(19,251)
JPY	(640,292,975)	USD	5,239,820	8/31/07	(4,533)
JPY	(165,881,183)	USD	1,353,000	7/31/07	(9)
JPY	236,894,048	EUR	(1,436,000)	8/31/07	(7,612)
MXN	14,807,856	USD	(1,371,177)	7/2/07	(671)
MYR	3,647,620	USD	(1,102,000)	5/20/08	(29,537)
MYR	8,914,660	USD	(2,690,000)	5/19/08	(68,937)
PLN	(1,463,000)	USD	526,089	9/4/07	299
PLN	1,225,350	USD	(435,596)	7/31/07	4,447
PLN	1,594,916	USD	(568,000)	8/31/07	5,162
PLN	1,587,952	USD	(568,000)	8/31/07	2,659
					$(207,248)

Futures Contracts[2]
				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
75 U.S. Treasury 2 year Notes	$15,294,441	$15,283,594	9/30/07	$(10,847)
503 U.S. Treasury 5 year Notes	52,134,059	52,351,297	9/30/07	217,238
72 U.S. Treasury 10 year Notes	7,667,725	7,610,625	9/30/07	(57,100)
(56) U.S. Treasury Long Bond	(5,996,151)	(6,034,000)	9/30/07	(37,849)
				$111,442

Swap Contracts[3]
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Beazer Homes5 yr CDS IndexCo	$ 1,050,000	3.08%	6/20/12	$81,092
CDS IndexCo ABX
Home Equity BBB-Index 06-1	7,275,000	2.67%	7/25/45	1,522,075
CDS IndexCo ABX
Home Equity BBB-Index 06-2	2,000,000	2.42%	5/25/46	695,075
CDX.NA. High Yield-8 CDS IndexCo	4,440,000	2.75%	6/20/12	63,755
JPMorgan Chase Bank N.A.
CDS IndexCo ABX
Home Equity BBB-Index 06-1	775,000	2.67%	7/25/45	46,888
CDX.NA High Yield-8B CDS IndexCo	2,250,000	2.50%	6/20/12	4,492
Lehman Brothers
Autozone 7 yr CDS IndexCo	550,000	0.45%	6/20/14	1,130
Avon Products 7 yr CDS IndexCo	550,000	0.25%	6/20/14	1,746
Campbell Soup 7 yr CDS IndexCo	550,000	0.18%	6/20/14	1,509
CDX.NA High Yield-8 CDS IndexCo	4,755,000	2.75%	6/20/12	82,395
CDX.NA High Yield-8B CDS IndexCo	2,250,000	2.50%	6/20/12	1,679
CDX.NA High Yield-8HB CDS IndexCo	1,050,000	5.00%	6/20/12	(5,238)
Computer Science 7 yr CDS IndexCo	550,000	1.00%	6/20/14	4,899
Gannet 7 yr CDS IndexCo	545,000	0.88%	9/20/14	(3,015)
Kimberly-Clark 7 yr CDS IndexCo	550,000	0.20%	6/20/14	283
McDonald’s 7 yr CDS IndexCo	550,000	0.18%	6/20/14	1,656
New York Times 7 yr CDS IndexCo	545,000	0.75%	9/20/14	(2,748)
Newell Rubber 7 yr CDS IndexCo	550,000	0.39%	6/20/14	(1,528)
Sara Lee 7 yr CDS IndexCo	545,000	0.60%	9/20/14	182
Sysco 7 yr CDS IndexCo	550,000	0.32%	6/20/14	424
TJX Companies 7 yr CDS IndexCo	550,000	0.61%	6/20/14	1,397
V.F. 7 yr CDS	550,000	0.37%	6/20/14	(1,900)
				$2,496,248
Protection Sold:
Lehman Brothers
Beazer Homes5 yr CDS IndexCo	(1,050,000)	3.43%	6/20/12	$(67,803)
				$(67,803)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

 Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$845,436,691
Aggregate unrealized appreciation	$5,422,106
Aggregate unrealized depreciation	(12,360,537)
Net unrealized depreciation	$(6,938,431)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (“CDS”) contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2007, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the six months ended June 30, 2007, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

8. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: